UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

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WEBs ETF Trust
(Exact name of Registrant as specified in charter)

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2497 Aspen Springs Dr, Park City, UT 84060
(Address of principal executive offices) (Zip code)

Kevin Rich
Vice President
c/o Corporation Trust Company,
1209 Orange Street, Wilmington Delaware, 19801
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (844) 455-9327

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1.       Reports to Shareholders.

(a)     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
DVSP

WEBs SPY Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs SPY Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility SPY ETF) for the period from December 17, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvsp/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs SPY Defined Volatility ETF	$78	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Fund's index is allowed to go up to 200% exposure to the U.S. Equity Large Cap Blend area, and for the period we saw it reach that level while dipping as low as 39% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs SPY Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility US Large Cap 500 Index
12/17/2024	$10,000	$10,000	$10,000
12/31/2024	$9,378	$9,687	$9,375
01/31/2025	$9,624	$9,957	$9,636
02/28/2025	$9,300	$9,827	$9,330
03/31/2025	$8,566	$9,273	$8,620
04/30/2025	$8,304	$9,210	$8,382
05/31/2025	$8,659	$9,790	$8,739
06/30/2025	$9,325	$10,288	$9,421
07/31/2025	$9,696	$10,519	$9,808
08/31/2025	$10,026	$10,732	$10,168
09/30/2025	$10,701	$11,124	$10,870
10/31/2025	$10,985	$11,384	$11,159

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs SPY Defined Volatility ETF	9.85%
S&P 500 Total Return Index	13.84%
Syntax Defined Volatility US Large Cap 500 Index	11.59%
Footnote	Description
Footnote(1)	The Fund commenced operations on December 17, 2024.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvsp/ for the most recent performance information.

DVSP

WEBs SPY Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$2,752,790
# of Portfolio Holdings	4
Portfolio Turnover Rate	28.5%
Advisory Fees Paid	$15,317

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	46.0%
Time deposits	50.8%
Total Return Swaps	3.3%
Other Assets less Liabilities	-0.1%

Top Ten Holdings (% of Net Assets)

SPDR S&P 500 ETF Trust	46.0%
Citibank, New York 3.21% 11/03/2025	34.1%
JPMorgan Chase, New York 3.21% 11/03/2025	16.7%
Total Return Swap SPDR S&P 500 ETF Trust Overnight Bank Funding Rate + 1.25% 01/20/2026	3.3%

Material Fund Changes

This is a summary of certain changes to the Fund since December 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvsp/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility SPY ETF to WEBs SPY Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvsp/.

DVSP 1025

DVQQ

WEBs QQQ Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs QQQ Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility QQQ ETF) for the period from December 17, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvqq/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs QQQ Defined Volatility ETF	$79	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Fund's index is allowed to go up to 200% exposure to the U.S. Equity Large Cap Growth area, and for the period we saw it reach that level while dipping as low as 40% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs QQQ Defined Volatility ETF	NASDAQ 100 TR Index	Syntax Defined Volatility Triple Q's Index
12/17/2024	$10,000	$10,000	$10,000
12/31/2024	$9,185	$9,511	$9,177
01/31/2025	$9,322	$9,725	$9,340
02/28/2025	$8,888	$9,463	$8,910
03/31/2025	$8,168	$8,743	$8,185
04/30/2025	$8,101	$8,879	$8,125
05/31/2025	$8,618	$9,690	$8,640
06/30/2025	$9,385	$10,305	$9,414
07/31/2025	$9,764	$10,553	$9,804
08/31/2025	$9,906	$10,650	$9,953
09/30/2025	$10,892	$11,233	$10,962
10/31/2025	$11,388	$11,772	$11,462

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs QQQ Defined Volatility ETF	13.88%
NASDAQ 100 TR Index	17.72%
Syntax Defined Volatility Triple Q's Index	14.62%
Footnote	Description
Footnote(1)	The Fund commenced operations on December 17, 2024.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvqq/ for the most recent performance information.

DVQQ

WEBs QQQ Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$4,013,423
# of Portfolio Holdings	4
Portfolio Turnover Rate	23.5%
Advisory Fees Paid	$16,363

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	46.3%
Time deposits	49.9%
Total Return Swaps	3.8%
Other Assets less Liabilities	0.0%

Top Ten Holdings (% of Net Assets)

Invesco QQQ Trust Series 1	46.3%
ANZ, London 3.21% 11/03/2025	28.4%
Sumitomo Mitsui Trust Bank, Tokyo 3.21% 11/03/2025	21.5%
Total Return Swap Invesco QQQ Trust Series 1 Overnight Bank Funding Rate + 1.25% 01/20/2026	3.8%

Material Fund Changes

This is a summary of certain changes to the Fund since December 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvqq/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility QQQ ETF to WEBs QQQ Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvqq/.

DVQQ 1025

DVXE

WEBs Energy XLE Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Energy XLE Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLE ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxe/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Energy XLE Defined Volatility ETF	$24	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Energy sector was also affected by demand for oil, gas, energy equipment and services. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 155% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Energy XLE Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLE Index	Energy Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$10,308	$10,049	$10,309	$10,197
08/31/2025	$11,094	$10,253	$11,107	$10,567
09/30/2025	$10,898	$10,627	$10,960	$10,541
10/31/2025	$10,460	$10,876	$10,543	$10,395

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Energy XLE Defined Volatility ETF	4.60%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLE Index	5.43%
Energy Select Sector Index TR	3.95%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvxe/ for the most recent performance information.

DVXE

WEBs Energy XLE Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$261,254
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$615

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	49.5%
Time deposits	47.7%
Total Return Swaps	2.9%
Other Assets less Liabilities	-0.1%

Top Ten Holdings (% of Net Assets)

Energy Select Sector SPDR Fund	49.5%
Citibank, New York 3.21% 11/03/2025	47.7%
Total Return Swap Energy Select Sector SPDR Fund Federal Funds Composite Interest Rate + 1.00% 08/25/2026	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxe/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLE ETF to WEBs Energy XLE Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxe/.

DVXE 1025

DVXB

WEBs Materials XLB Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Materials XLB Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLB ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxb/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Materials XLB Defined Volatility ETF	$22	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Materials sector was also affected by demand for various metals, chemicals, construction materials, and containers & packaging. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 155% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Materials XLB Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLB Index	Materials Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,205	$10,049	$9,202	$9,544
08/31/2025	$10,006	$10,253	$10,030	$10,037
09/30/2025	$9,461	$10,627	$9,493	$9,800
10/31/2025	$8,594	$10,876	$8,642	$9,361

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Materials XLB Defined Volatility ETF	-14.06%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLB Index	-13.58%
Materials Select Sector Index TR	-6.39%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvxb/ for the most recent performance information.

DVXB

WEBs Materials XLB Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$215,071
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$560

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	54.6%
Time deposits	56.8%
Total Return Swaps	-11.4%
Other Assets less Liabilities	0.0%

Top Ten Holdings (% of Net Assets)

JPMorgan Chase, New York 3.21% 11/03/2025	55.8%
Materials Select Sector SPDR Fund	54.6%
Citibank, New York 3.21% 11/03/2025	1.0%
Total Return Swap Materials Select Sector SPDR Fund Overnight Bank Funding Rate + 1.25% 08/25/2026	-11.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxb/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLB ETF to WEBs Materials XLB Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxb/.

DVXB 1025

DVIN

WEBs Industrials XLI Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Industrials XLI Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLI ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvin/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Industrials XLI Defined Volatility ETF	$24	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Industrials sector was also affected by projections for economic growth, and infrastructure investments from aerospace and large construction projects. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 160% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Industrials XLI Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLI Index	Industrial Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$10,116	$10,049	$10,105	$10,063
08/31/2025	$10,056	$10,253	$10,049	$10,063
09/30/2025	$10,361	$10,627	$10,374	$10,259
10/31/2025	$10,363	$10,876	$10,374	$10,308

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Industrials XLI Defined Volatility ETF	3.63%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLI Index	3.74%
Industrial Select Sector Index TR	3.08%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvin/ for the most recent performance information.

DVIN

WEBs Industrials XLI Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$258,880
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$595

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	49.4%
Time deposits	47.4%
Total Return Swaps	3.2%
Other Assets less Liabilities	0.0%

Top Ten Holdings (% of Net Assets)

Industrial Select Sector SPDR Fund	49.4%
JPMorgan Chase, New York 3.21% 11/03/2025	36.8%
Sumitomo Mitsui Trust Bank, London 3.21% 11/03/2025	10.6%
Total Return Swap Industrial Select Sector SPDR Fund Overnight Bank Funding Rate + 1.20% 08/24/2026	3.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvin/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLI ETF to WEBs Industrials XLI Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvin/.

DVIN 1025

DVXY

WEBs Consumer Discretionary XLY Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Consumer Discretionary XLY Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLY ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxy/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Consumer Discretionary XLY Defined Volatility ETF	$24	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Consumer Discretionary sector was also affected by consumer confidence and labor participation data, as well as the artificial intelligence effects on labor. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 109% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Consumer Discretionary XLY Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLY Index	Consumer Discretionary Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,621	$10,049	$9,614	$9,818
08/31/2025	$10,196	$10,253	$10,192	$10,276
09/30/2025	$10,727	$10,627	$10,737	$10,648
10/31/2025	$10,547	$10,876	$10,547	$10,657

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Consumer Discretionary XLY Defined Volatility ETF	5.47%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLY Index	5.47%
Consumer Discretionary Select Sector Index TR	6.57%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvxy/ for the most recent performance information.

DVXY

WEBs Consumer Discretionary XLY Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$263,473
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$603

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	50.9%
Time deposits	46.3%
Total Return Swaps	2.9%
Other Assets less Liabilities	-0.1%

Top Ten Holdings (% of Net Assets)

Consumer Discretionary Select Sector SPDR Fund	50.9%
Citibank, New York 3.21% 11/03/2025	45.5%
Sumitomo Mitsui Trust Bank, Tokyo 3.21% 11/03/2025	0.8%
Total Return Swap Consumer Discretionary Select Sector SPDR Fund Overnight Bank Funding Rate + 1.25% 08/25/2026	2.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxy/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLY ETF to WEBs Consumer Discretionary XLY Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxy/.

DVXY 1025

DVXP

WEBs Consumer Staples XLP Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Consumer Staples XLP Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLP ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxp/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Consumer Staples XLP Defined Volatility ETF	$22	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Consumer Staples sector was also affected by consumer demand for essential goods, and inflation's impact on prices for goods. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 142% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Consumer Staples XLP Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLP Index	Consumer Staples Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,547	$10,049	$9,544	$9,779
08/31/2025	$9,744	$10,253	$9,751	$9,900
09/30/2025	$9,262	$10,627	$9,284	$9,675
10/31/2025	$8,747	$10,876	$8,791	$9,416

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Consumer Staples XLP Defined Volatility ETF	-12.53%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLP Index	-12.09%
Consumer Staples Select Sector Index TR	-5.84%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvxp/ for the most recent performance information.

DVXP

WEBs Consumer Staples XLP Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$219,044
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$565

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	53.7%
Time deposits	56.0%
Total Return Swaps	-9.7%
Other Assets less Liabilities	0.0%

Top Ten Holdings (% of Net Assets)

JPMorgan Chase, New York 3.21% 11/03/2025	56.0%
Consumer Staples Select Sector SPDR Fund	53.7%
Total Return Swap Consumer Staples Select Sector SPDR Fund Overnight Bank Funding Rate + 1.20% 08/24/2026	-9.7%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxp/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLP ETF to WEBs Consumer Staples XLP Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxp/.

DVXP 1025

DVXV

WEBs Health Care XLV Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Health Care XLV Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLV ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxv/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Health Care XLV Defined Volatility ETF	$25	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Health Care sector was also affected by pharmaceutical prices and policy, health care costs, policy on insurance coverage, and overall population health trends. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 104% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Health Care XLV Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLV Index	Health Care Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,727	$10,049	$9,732	$9,764
08/31/2025	$10,249	$10,253	$10,265	$10,290
09/30/2025	$10,443	$10,627	$10,482	$10,473
10/31/2025	$10,902	$10,876	$10,975	$10,848

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Health Care XLV Defined Volatility ETF	9.02%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLV Index	9.75%
Health Care Select Sector Index TR	8.48%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvxv/ for the most recent performance information.

DVXV

WEBs Health Care XLV Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$272,302
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$608

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	50.4%
Time deposits	44.8%
Total Return Swaps	4.9%
Other Assets less Liabilities	-0.1%

Top Ten Holdings (% of Net Assets)

Health Care Select Sector SPDR Fund	50.4%
JPMorgan Chase, New York 3.21% 11/03/2025	44.8%
Total Return Swap Health Care Select Sector SPDR Fund Overnight Bank Funding Rate + 1.25% 08/25/2026	4.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxv/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLV ETF to WEBs Health Care XLV Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxv/.

DVXV 1025

DVXF

WEBs Financial XLF Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Financial XLF Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLF ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxf/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Financial XLF Defined Volatility ETF	$23	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Finance sector was also affected by technological advances, investor sentiment, and shifts in government regulation. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 172% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Financial XLF Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLF Index	Financial Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,867	$10,049	$9,857	$9,938
08/31/2025	$10,400	$10,253	$10,403	$10,248
09/30/2025	$10,356	$10,627	$10,376	$10,263
10/31/2025	$9,717	$10,876	$9,760	$9,971

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Financial XLF Defined Volatility ETF	-2.83%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLF Index	-2.40%
Financial Select Sector Index TR	-0.29%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvxf/ for the most recent performance information.

DVXF

WEBs Financial XLF Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$242,787
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$591

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	51.2%
Time deposits	50.3%
Total Return Swaps	-1.5%
Other Assets less Liabilities	0.0%

Top Ten Holdings (% of Net Assets)

Financial Select Sector SPDR Fund	51.2%
JPMorgan Chase, New York 3.21% 11/03/2025	50.3%
Total Return Swap Financial Select Sector SPDR Fund Overnight Bank Funding Rate + 1.20% 08/24/2026	-1.5%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxf/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLF ETF to WEBs Financial XLF Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxf/.

DVXF 1025

DVXK

WEBs Technology XLK Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Technology XLK Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLK ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxk/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Technology XLK Defined Volatility ETF	$27	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Technology sector was also affected by extreme growth artificial intelligence and other Technology-centered tailwinds. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 122% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Technology XLK Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLK Index	Technology Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$10,289	$10,049	$10,282	$10,144
08/31/2025	$10,197	$10,253	$10,186	$10,142
09/30/2025	$11,714	$10,627	$11,722	$10,916
10/31/2025	$12,690	$10,876	$12,686	$11,635

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Technology XLK Defined Volatility ETF	26.90%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLK Index	26.86%
Technology Select Sector Index TR	16.35%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvxk/ for the most recent performance information.

DVXK

WEBs Technology XLK Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$316,911
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$648

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	45.3%
Time deposits	43.9%
Total Return Swaps	10.9%
Other Assets less Liabilities	-0.1%

Top Ten Holdings (% of Net Assets)

Technology Select Sector SPDR Fund	45.3%
JPMorgan Chase, New York 3.21% 11/03/2025	43.9%
Total Return Swap Technology Select Sector SPDR Fund Federal Funds Composite Interest Rate + 1.00% 08/25/2026	10.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxk/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLK ETF to WEBs Technology XLK Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxk/.

DVXK 1025

DVXC

WEBs Communication Services XLC Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Communication Services XLC Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLC ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvxc/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Communication Services XLC Defined Volatility ETF	$25	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Communication Services sector was also affected by the market's focus on artificial intelligence, and valuation of tech and semiconductor companies. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 190% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Communication Services XLC Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLC Index	Communication Services Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,901	$10,049	$9,901	$9,960
08/31/2025	$10,555	$10,253	$10,589	$10,311
09/30/2025	$11,894	$10,627	$11,959	$11,002
10/31/2025	$11,107	$10,876	$11,166	$10,670

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Communication Services XLC Defined Volatility ETF	11.07%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLC Index	11.66%
Communication Services Select Sector Index TR	6.70%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvxc/ for the most recent performance information.

DVXC

WEBs Communication Services XLC Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$277,335
# of Portfolio Holdings	4
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$641

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	48.1%
Time deposits	43.9%
Total Return Swaps	8.1%
Other Assets less Liabilities	-0.1%

Top Ten Holdings (% of Net Assets)

Communication Services Select Sector SPDR Fund	48.1%
JPMorgan Chase, New York 3.21% 11/03/2025	33.8%
Citibank, New York 3.21% 11/03/2025	10.1%
Total Return Swap Communication Services Select Sector SPDR Fund Overnight Bank Funding Rate + 1.20% 08/24/2026	8.1%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvxc/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLC ETF to WEBs Communication Services XLC Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvxc/.

DVXC 1025

DVUT

WEBs Utilities XLU Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Utilities XLU Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLU ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvut/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Utilities XLU Defined Volatility ETF	$25	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Utilities sector was also affected by rising demand for energy, especially from data centers, and shifts in renewable sources and policies around renewables. The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 178% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Utilities XLU Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLU Index	Utilities Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$10,129	$10,049	$10,128	$10,073
08/31/2025	$9,772	$10,253	$9,771	$9,914
09/30/2025	$10,498	$10,627	$10,512	$10,326
10/31/2025	$10,838	$10,876	$10,855	$10,543

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Utilities XLU Defined Volatility ETF	8.38%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLU Index	8.55%
Utilities Select Sector Index TR	5.43%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvut/ for the most recent performance information.

DVUT

WEBs Utilities XLU Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$271,574
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$610

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	48.9%
Time deposits	46.3%
Total Return Swaps	4.9%
Other Assets less Liabilities	-0.1%

Top Ten Holdings (% of Net Assets)

Utilities Select Sector SPDR Fund	48.9%
Citibank, New York 3.21% 11/03/2025	46.3%
Total Return Swap Utilities Select Sector SPDR Fund Federal Funds Composite Interest Rate + 1.00% 08/25/2026	4.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvut/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLU ETF to WEBs Utilities XLU Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvut/.

DVUT 1025

DVRE

WEBs Real Estate XLRE Defined Volatility ETF

The Nasdaq Stock Market LLC

Annual Shareholder Report as of October 31, 2025

This annual shareholder report contains important information about WEBs Real Estate XLRE Defined Volatility ETF ("the Fund") (formerly known as WEBs Defined Volatility XLRE ETF) for the period from July 23, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at https://www.websinv.com/product_page/dvre/. You can also request this information by contacting us at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the period?

(based on hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a % of a $10,000 investmentFootnote Reference**
WEBs Real Estate XLRE Defined Volatility ETF	$22	0.85%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from date of commencement of operations through October 31, 2025. Expenses would be higher if the Fund had been in operations for a full one year reporting period.
Footnote**	Annualized.

What affected Fund performance during the reporting period?

The reporting period’s market environment was dominated by speculation about tariffs and inflation, and the U.S. Federal Reserve reaction relative to potential interest rate cuts. The Real Estate sector, due to the capital-intensive nature of real estate, is particularly sensitive to interest rates changes.  The Fund's index is allowed to go up to 200% exposure to the sector, and for the period we saw it reach that level while dipping as low as 150% exposure.

Fund Performance

The following graph assumes an initial investment in the Fund at net asset value (“NAV”) and compares the initial and subsequent account values at the end of each month of the Fund since its commencement date. For comparative purposes, the graph and chart below also show the performance of the Fund’s broad-based securities market index and indexes that reflect the market sector in which the Fund invests.

Growth of a $10,000 investment

	WEBs Real Estate XLRE Defined Volatility ETF	S&P 500 Total Return Index	Syntax Defined Volatility XLRE Index	Real Estate Select Sector Index TR
07/23/2025	$10,000	$10,000	$10,000	$10,000
07/31/2025	$9,432	$10,049	$9,418	$9,687
08/31/2025	$9,731	$10,253	$9,729	$9,897
09/30/2025	$9,735	$10,627	$9,746	$9,939
10/31/2025	$9,107	$10,876	$9,121	$9,640

Average Annual Total Returns (%)

Name	Since InceptionFootnote Reference(1)
WEBs Real Estate XLRE Defined Volatility ETF	-8.93%
S&P 500 Total Return Index	8.76%
Syntax Defined Volatility XLRE Index	-8.79%
Real Estate Select Sector Index TR	-3.60%
Footnote	Description
Footnote(1)	The Fund commenced operations on July 23, 2025.

The Fund’s past performance is not a good predictor of future Fund performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares.

Visit https://www.websinv.com/product_page/dvre/ for the most recent performance information.

DVRE

WEBs Real Estate XLRE Defined Volatility ETF

The Nasdaq Stock Market LLC

Key Fund Statistics

Total Net Assets	$227,842
# of Portfolio Holdings	3
Portfolio Turnover Rate	0.0%
Advisory Fees Paid	$563

Security Type Breakdown (% of Net Assets)

Exchange-Traded Funds	53.4%
Time deposits	49.1%
Total Return Swaps	-2.4%
Other Assets less Liabilities	-0.1%

Top Ten Holdings (% of Net Assets)

Real Estate Select Sector SPDR Fund	53.4%
DNB, Oslo 3.21% 11/03/2025	49.1%
Total Return Swap Real Estate Select Sector SPDR Fund Federal Funds Composite Interest Rate + 1.00% 08/25/2026	-2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since July 23, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://www.websinv.com/product_page/dvre/ or upon request at (844) 455-WEBS / (844) 455-9327 or info@websinv.com.

Effective on October 27, 2025, the Fund's name changed from WEBs Defined Volatility XLRE ETF to WEBs Real Estate XLRE Defined Volatility ETF.

Changes in or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Availability of Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, proxy voting information, financial statements or holdings, please visit https://www.websinv.com/product_page/dvre/.

DVRE 1025

(b)    Not applicable.

Item 2.       Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the Registrant’s code of ethics is available without charge by calling (844) 455-9327.

Item 3.       Audit Committee Financial Expert.

As of the end of the period covered by this report, the Registrant’s Board of Trustees had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The member of the Registrant’s Audit Committee that has been designated as audit committee financial expert is Kathy Cuocolo, an “independent” trustee of the Registrant, as that term is defined in Item 3 of Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

Items 4(a)-(d.)

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024*
(a) Audit Fees	143,000	—
(b) Audit-Related Fees	—	—
(c) Tax Fees	45,500	—
(d) All Other Fees	—	—

* The registrant was reorganized and the current series incepted during the fiscal year ended October 31, 2025.

Item 4(e).

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant. The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
(b) Audit-Related Fees	0%	0%
(c) Tax Fees	0%	0%
(d) All Other Fees	0%	0%

Item 4(f).

Not applicable.

Item 4(g).

The following table indicates the aggregate non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

	FYE 10/31/2025	FYE 10/31/2024*
Registrant	45,500	—
Registrant’s Investment Adviser	—	—

* The registrant was reorganized and the current series incepted during the fiscal year ended October 31, 2025.

Item 4(h).

The Audit Committee of the Regsitrant has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Item 4(i).

Not applicable.

Item 4(j).

Not applicable.

Item 5.       Audit Committee of Listed Registrants.

The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the Audit Committee are Kathy Cuocolo, Deborah Fuhr and Peter Cieszko.

Item 6.       Investments.

(a)     A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included under Item 7 of this Form N-CSR.

(b)     Not Applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)     The Registrant’s Financial Statements are included below.

WEBs ETF Trust Annual Financial Statements and Additional Information October 31, 2025

Exchange-Traded Funds:

WEBs SPY Defined Volatility ETF (DVSP)

WEBs QQQ Defined Volatility ETF (DVQQ)

WEBs Energy XLE Defined Volatility ETF (DVXE)

WEBs Materials XLB Defined Volatility ETF (DVXB)

WEBs Industrials XLI Defined Volatility ETF (DVIN)

WEBs Consumer Discretionary XLY Defined Volatility ETF (DVXY)

WEBs Consumer Staples XLP Defined Volatility ETF (DVXP)

WEBs Health Care XLV Defined Volatility ETF (DVXV)

WEBs Financial XLF Defined Volatility ETF (DVXF)

WEBs Technology XLK Defined Volatility ETF (DVXK)

WEBs Communication Services XLC Defined Volatility ETF (DVXC)

WEBs Utilities XLU Defined Volatility ETF (DVUT)

WEBs Real Estate XLRE Defined Volatility ETF (DVRE)

Want to know more?

www.websinv.com

(844) 455-WEBS / (844) 455-9327

WEBs ETF Trust WEBs SPY Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 46.0%
United States – 46.0%
SPDR S&P 500 ETF Trust(1)	1,856	$1,265,904
TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,111,705)		1,265,904
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 50.8%
Time Deposits – 50.8%
Citibank, New York, 3.21% 11/03/2025(2)	$940,000	940,000
JPMorgan Chase, New York, 3.21% 11/03/2025	458,895	458,895
TOTAL TIME DEPOSITS (Cost - $1,398,895)		1,398,895
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,398,895)		1,398,895

TOTAL INVESTMENTS – 96.8% (Cost - $2,510,600)		2,664,799
OTHER ASSETS LESS LIABILITIES – 3.2%		87,991
NET ASSETS – 100.0%		$2,752,790

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC SPDR S&P 500 ETF Trust	OBFR + 1.25%	Varies(3)	USD	2,211	01/20/2026	$89,611

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs QQQ Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 46.3%
United States – 46.3%
Invesco QQQ Trust Series 1(1)	2,955	$1,858,902
TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,664,278)		1,858,902
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 49.9%
Time Deposits – 49.9%
ANZ, London, 3.21% 11/03/2025(2)	$1,140,000	1,140,000
Sumitomo Mitsui Trust Bank, Tokyo, 3.21% 11/03/2025	863,219	863,219
TOTAL TIME DEPOSITS (Cost - $2,003,219)		2,003,219
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,003,219)		2,003,219

TOTAL INVESTMENTS – 96.2% (Cost - $3,667,497)		3,862,121
OTHER ASSETS LESS LIABILITIES – 3.8%		151,302
NET ASSETS – 100.0%		$4,013,423

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Invesco QQQ Trust Series 1	OBFR + 1.25%	Varies(3)	USD	2,162	01/20/2026	$153,694

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Energy XLE Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 49.5%
United States – 49.5%
Energy Select Sector SPDR Fund(1)	1,466	$129,198
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,298)		129,198
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 47.7%
Time Deposits – 47.7%
Citibank, New York, 3.21% 11/03/2025	$124,672	124,672
TOTAL SHORT-TERM INVESTMENTS (Cost - $124,672)		124,672

TOTAL INVESTMENTS – 97.2% (Cost - $249,970)		253,870
OTHER ASSETS LESS LIABILITIES – 2.8%		7,384
NET ASSETS – 100.0%		$261,254

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Energy Select Sector SPDR Fund	USONFFE + 1.00%	Varies(2)	USD	313	08/25/2026	$7,572

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Materials XLB Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 54.6%
United States – 54.6%
Materials Select Sector SPDR Fund(1)	1,371	$117,453
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,036)		117,453
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 56.8%
Time Deposits – 56.8%
Citibank, New York, 3.21% 11/03/2025	$2,203	2,203
JPMorgan Chase, New York, 3.21% 11/03/2025(2)	120,000	120,000
TOTAL TIME DEPOSITS (Cost - $122,203)		122,203
TOTAL SHORT-TERM INVESTMENTS (Cost - $122,203)		122,203

TOTAL INVESTMENTS – 111.4% (Cost - $248,239)		239,656
OTHER ASSETS LESS LIABILITIES – (11.4)%		(24,585)
NET ASSETS – 100.0%		$215,071

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Materials Select Sector SPDR Fund	OBFR + 1.25%	Varies(3)	USD	307	08/25/2026	$(24,418)

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Industrials XLI Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 49.4%
United States – 49.4%
Industrial Select Sector SPDR Fund(1)	826	$128,080
TOTAL EXCHANGE-TRADED FUNDS (Cost - $124,743)		128,080
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 47.4%
Time Deposits – 47.4%
JPMorgan Chase, New York, 3.21% 11/03/2025(2)	$95,179	95,179
Sumitomo Mitsui Trust Bank, London, 3.21% 11/03/2025	27,405	27,405
TOTAL TIME DEPOSITS (Cost - $122,584)		122,584
TOTAL SHORT-TERM INVESTMENTS (Cost - $122,584)		122,584

TOTAL INVESTMENTS – 96.8% (Cost - $247,327)		250,664
OTHER ASSETS LESS LIABILITIES – 3.2%		8,216
NET ASSETS – 100.0%		$258,880

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Industrial Select Sector SPDR Fund	OBFR + 1.20%	Varies(3)	USD	297	08/24/2026	$8,401

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Consumer Discretionary XLY Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 50.9%
United States – 50.9%
Consumer Discretionary Select Sector SPDR Fund(1)	559	$134,122
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,044)		134,122
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 46.3%
Time Deposits – 46.3%
Citibank, New York, 3.21% 11/03/2025(2)	$120,000	120,000
Sumitomo Mitsui Trust Bank, Tokyo, 3.21% 11/03/2025	2,020	2,020
TOTAL TIME DEPOSITS (Cost - $122,020)		122,020
TOTAL SHORT-TERM INVESTMENTS (Cost - $122,020)		122,020

TOTAL INVESTMENTS – 97.2% (Cost - $248,064)		256,142
OTHER ASSETS LESS LIABILITIES – 2.8%		7,331
NET ASSETS – 100.0%		$263,473

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Consumer Discretionary Select Sector SPDR Fund	OBFR + 1.25%	Varies(3)	USD	158	08/25/2026	$7,519

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Consumer Staples XLP Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 53.7%
United States – 53.7%
Consumer Staples Select Sector SPDR Fund(1)	1,542	$117,624
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,858)		117,624
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 56.0%
Time Deposits – 56.0%
JPMorgan Chase, New York, 3.21% 11/03/2025(2)	$122,735	122,735
TOTAL SHORT-TERM INVESTMENTS (Cost - $122,735)		122,735

TOTAL INVESTMENTS – 109.7% (Cost - $248,593)		240,359
OTHER ASSETS LESS LIABILITIES – (9.7)%		(21,315)
NET ASSETS – 100.0%		$219,044

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Consumer Staples Select Sector SPDR Fund	OBFR + 1.20%	Varies(3)	USD	218	08/24/2026	$(21,148)

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Health Care XLV Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 50.4%
United States – 50.4%
Health Care Select Sector SPDR Fund(1)	951	$137,182
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,987)		137,182
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 44.8%
Time Deposits – 44.8%
JPMorgan Chase, New York, 3.21% 11/03/2025(2)	$122,092	122,092
TOTAL SHORT-TERM INVESTMENTS (Cost - $122,092)		122,092

TOTAL INVESTMENTS – 95.2% (Cost - $249,079)		259,274
OTHER ASSETS LESS LIABILITIES – 4.8%		13,028
NET ASSETS – 100.0%		$272,302

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Health Care Select Sector SPDR Fund	OBFR + 1.25%	Varies(3)	USD	396	08/25/2026	$13,225

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Financial XLF Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 51.2%
United States – 51.2%
Financial Select Sector SPDR Fund(1)	2,375	$124,379
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,115)		124,379
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 50.3%
Time Deposits – 50.3%
JPMorgan Chase, New York, 3.21% 11/03/2025(2)	$122,168	122,168
TOTAL SHORT-TERM INVESTMENTS (Cost - $122,168)		122,168

TOTAL INVESTMENTS – 101.5% (Cost - $247,283)		246,547
OTHER ASSETS LESS LIABILITIES – (1.5)%		(3,760)
NET ASSETS – 100.0%		$242,787

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Financial Select Sector SPDR Fund	OBFR + 1.20%	Varies(3)	USD	295	08/24/2026	$(3,580)

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Technology XLK Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 45.3%
United States – 45.3%
Technology Select Sector SPDR Fund(1)	477	$143,425
TOTAL EXCHANGE-TRADED FUNDS (Cost - $123,453)		143,425
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 43.9%
Time Deposits – 43.9%
JPMorgan Chase, New York, 3.21% 11/03/2025	$139,239	139,239
TOTAL SHORT-TERM INVESTMENTS (Cost - $139,239)		139,239

TOTAL INVESTMENTS – 89.2% (Cost - $262,692)		282,664
OTHER ASSETS LESS LIABILITIES – 10.8%		34,247
NET ASSETS – 100.0%		$316,911

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Technology Select Sector SPDR Fund	USONFFE + 1.00%	Varies(2)	USD	233	08/25/2026	$34,465

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Communication Services XLC Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.1%
United States – 48.1%
Communication Services Select Sector SPDR Fund(1)	1,161	$133,295
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,226)		133,295
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 43.9%
Time Deposits – 43.9%
Citibank, New York, 3.21% 11/03/2025	$28,086	28,086
JPMorgan Chase, New York, 3.21% 11/03/2025(2)	93,635	93,635
TOTAL TIME DEPOSITS (Cost - $121,721)		121,721
TOTAL SHORT-TERM INVESTMENTS (Cost - $121,721)		121,721

TOTAL INVESTMENTS – 92.0% (Cost - $246,947)		255,016
OTHER ASSETS LESS LIABILITIES – 8.0%		22,319
NET ASSETS – 100.0%		$277,335

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Communication Services Select Sector SPDR Fund	OBFR + 1.20%	Varies(3)	USD	397	08/24/2026	$22,523

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

(3) Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Utilities XLU Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.9%
United States – 48.9%
Utilities Select Sector SPDR Fund(1)	1,489	$132,670
TOTAL EXCHANGE-TRADED FUNDS (Cost - $126,640)		132,670
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 46.3%
Time Deposits – 46.3%
Citibank, New York, 3.21% 11/03/2025	$125,783	125,783
TOTAL SHORT-TERM INVESTMENTS (Cost - $125,783)		125,783

TOTAL INVESTMENTS – 95.2% (Cost - $252,423)		258,453
OTHER ASSETS LESS LIABILITIES – 4.8%		13,121
NET ASSETS – 100.0%		$271,574

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Utilities Select Sector SPDR Fund	USONFFE + 1.00%	Varies(2)	USD	384	08/25/2026	$13,323

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust WEBs Real Estate XLRE Defined Volatility ETF Schedule of Investments October 31, 2025
SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 53.4%
United States – 53.4%
Real Estate Select Sector SPDR Fund(1)	2,973	$121,596
TOTAL EXCHANGE-TRADED FUNDS (Cost - $127,036)		121,596
	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 49.1%
Time Deposits – 49.1%
DNB, Oslo, 3.21% 11/03/2025	$111,895	111,895
TOTAL SHORT-TERM INVESTMENTS (Cost - $111,895)		111,895

TOTAL INVESTMENTS – 102.5% (Cost - $238,931)		233,491
OTHER ASSETS LESS LIABILITIES – (2.5)%		(5,649)
NET ASSETS – 100.0%		$227,842

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Wells Fargo Real Estate Select Sector SPDR Fund	USONFFE + 1.00%	Varies(2)	USD	224	08/25/2026	$(5,476)

(1) Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(2) Payments for financing fee, dividends and total return occur at sale/reduction of the notional and at maturity date.

Abbreviations used in this schedule:

USONFFE – Federal Funds Composite Interest Rate

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities October 31, 2025
	WEBs SPY Defined Volatility ETF	WEBs QQQ Defined Volatility ETF
ASSETS
Investments, at value	$2,664,799	$3,862,121
Unrealized appreciation on Swap Agreements	89,611	153,694
TOTAL ASSETS	2,754,410	4,015,815

LIABILITIES
Payable to the Adviser	1,620	2,392
TOTAL LIABILITIES	1,620	2,392

NET ASSETS	$2,752,790	$4,013,423

COMPONENTS OF NET ASSETS
Paid-in capital	2,591,915	3,744,540
Total distributable earnings (accumulated loss)	160,875	268,883
NET ASSETS	$2,752,790	$4,013,423

NET ASSET VALUE PER SHARE
Net Asset Value	$27.53	$28.67
Shares Outstanding	100,000	140,000

COST OF INVESTMENTS
Investments, at cost	$2,510,600	$3,667,497
The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities October 31, 2025 (continued)
	WEBs Energy XLE Defined Volatility ETF	WEBs Materials XLB Defined Volatility ETF
ASSETS
Investments, at value	$253,870	$239,656
Unrealized appreciation on Swap Agreements	7,572	—
TOTAL ASSETS	261,442	239,656

LIABILITIES
Unrealized depreciation on Swap Agreements	—	24,418
Payable to the Adviser	188	167
TOTAL LIABILITIES	188	24,585

NET ASSETS	$261,254	$215,071

COMPONENTS OF NET ASSETS
Paid-in capital	249,875	250,362
Total distributable earnings (accumulated loss)	11,379	(35,291)
NET ASSETS	$261,254	$215,071

NET ASSET VALUE PER SHARE
Net Asset Value	$26.13	$21.51
Shares Outstanding	10,000	10,000

COST OF INVESTMENTS
Investments, at cost	$249,970	$248,239

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities October 31, 2025 (continued)
	WEBs Industrials XLI Defined Volatility ETF	WEBs Consumer Discretionary XLY Defined Volatility ETF
ASSETS
Investments, at value	$250,664	$256,142
Unrealized appreciation on Swap Agreements	8,401	7,519
TOTAL ASSETS	259,065	263,661

LIABILITIES
Payable to the Adviser	185	188
TOTAL LIABILITIES	185	188

NET ASSETS	$258,880	$263,473

COMPONENTS OF NET ASSETS
Paid-in capital	249,921	249,916
Total distributable earnings (accumulated loss)	8,959	13,557
NET ASSETS	$258,880	$263,473

NET ASSET VALUE PER SHARE
Net Asset Value	$25.89	$26.35
Shares Outstanding	10,000	10,000

COST OF INVESTMENTS
Investments, at cost	$247,327	$248,064

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities October 31, 2025 (continued)
	WEBs Consumer Staples XLP Defined Volatility ETF	WEBs Health Care XLV Defined Volatility ETF
ASSETS
Investments, at value	$240,359	$259,274
Unrealized appreciation on Swap Agreements	—	13,225
TOTAL ASSETS	240,359	272,499

LIABILITIES
Unrealized depreciation on Swap Agreements	21,148	—
Payable to the Adviser	167	197
TOTAL LIABILITIES	21,315	197

NET ASSETS	$219,044	$272,302

COMPONENTS OF NET ASSETS
Paid-in capital	250,509	249,877
Total distributable earnings (accumulated loss)	(31,465)	22,425
NET ASSETS	$219,044	$272,302

NET ASSET VALUE PER SHARE
Net Asset Value	$21.90	$27.23
Shares Outstanding	10,000	10,000

COST OF INVESTMENTS
Investments, at cost	$248,593	$249,079

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities October 31, 2025 (continued)
	WEBs Financial XLF Defined Volatility ETF	WEBs Technology XLK Defined Volatility ETF
ASSETS
Investments, at value	$246,547	$282,664
Unrealized appreciation on Swap Agreements	—	34,465
TOTAL ASSETS	246,547	317,129

LIABILITIES
Unrealized depreciation on Swap Agreements	3,580	—
Payable to the Adviser	180	218
TOTAL LIABILITIES	3,760	218

NET ASSETS	$242,787	$316,911

COMPONENTS OF NET ASSETS
Paid-in capital	249,964	249,832
Total distributable earnings (accumulated loss)	(7,177)	67,079
NET ASSETS	$242,787	$316,911

NET ASSET VALUE PER SHARE
Net Asset Value	$24.28	$31.69
Shares Outstanding	10,000	10,000

COST OF INVESTMENTS
Investments, at cost	$247,283	$262,692

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities October 31, 2025 (continued)
	WEBs Communication Services XLC Defined Volatility ETF	WEBs Utilities XLU Defined Volatility ETF
ASSETS
Investments, at value	$255,016	$258,453
Unrealized appreciation on Swap Agreements	22,523	13,323
TOTAL ASSETS	277,539	271,776

LIABILITIES
Payable to the Adviser	204	202
TOTAL LIABILITIES	204	202

NET ASSETS	$277,335	$271,574

COMPONENTS OF NET ASSETS
Paid-in capital	249,796	250,671
Total distributable earnings (accumulated loss)	27,539	20,903
NET ASSETS	$277,335	$271,574

NET ASSET VALUE PER SHARE
Net Asset Value	$27.73	$27.16
Shares Outstanding	10,000	10,000

COST OF INVESTMENTS
Investments, at cost	$246,947	$252,423

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Assets and Liabilities October 31, 2025 (continued)
WEBs Real Estate XLRE Defined Volatility ETF
ASSETS
Investments, at value	$233,491
TOTAL ASSETS	233,491

LIABILITIES
Unrealized depreciation on Swap Agreements	5,476
Payable to the Adviser	173
TOTAL LIABILITIES	5,649

NET ASSETS	$227,842

COMPONENTS OF NET ASSETS
Paid-in capital	250,296
Total distributable earnings (accumulated loss)	(22,454)
NET ASSETS	$227,842

NET ASSET VALUE PER SHARE
Net Asset Value	$22.78
Shares Outstanding	10,000

COST OF INVESTMENTS
Investments, at cost	$238,931

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations
	WEBs SPY Defined Volatility ETF	WEBs QQQ Defined Volatility ETF
	For the Period Ended October 31, 2025*	For the Period Ended October 31, 2025*
INVESTMENT INCOME
Interest Income	$38,275	$40,871
Dividend Income	12,913	6,115
Total Investment Income	51,188	46,986

EXPENSES
Advisory fees	15,317	16,363
Total Expenses	15,317	16,363
NET INVESTMENT INCOME (LOSS)	35,871	30,623

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in securities	(33,889)	(40,572)
Swap Agreements	(84,917)	(69,486)
Redemptions In-Kind	(55,006)	(25,020)
Net realized gain (loss)	(173,812)	(135,078)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	154,199	194,624
Swap Agreements	89,611	153,694
Net change in unrealized appreciation (depreciation)	243,810	348,318
NET REALIZED AND UNREALIZED GAIN (LOSS)	69,998	213,240
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,869	$243,863

* The Fund commenced operations on December 17, 2024.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (continued)
	WEBs Energy XLE Defined Volatility ETF	WEBs Materials XLB Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
INVESTMENT INCOME
Interest Income	$1,254	$1,237
Dividend Income	1,098	588
Total Investment Income	2,352	1,825

EXPENSES
Advisory fees	615	560
Total Expenses	615	560
NET INVESTMENT INCOME (LOSS)	1,737	1,265

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap Agreements	(1,830)	(3,555)
Redemptions In-Kind	—	—
Net realized gain (loss)	(1,830)	(3,555)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	3,900	(8,583)
Swap Agreements	7,572	(24,418)
Net change in unrealized appreciation (depreciation)	11,472	(33,001)
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,642	(36,556)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,379	$(35,291)

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (continued)
	WEBs Industrials XLI Defined Volatility ETF	WEBs Consumer Discretionary XLY Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
INVESTMENT INCOME
Interest Income	$1,231	$1,235
Dividend Income	520	238
Total Investment Income	1,751	1,473

EXPENSES
Advisory fees	595	603
Total Expenses	595	603
NET INVESTMENT INCOME (LOSS)	1,156	870

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap Agreements	(3,935)	(2,910)
Redemptions In-Kind	—	—
Net realized gain (loss)	(3,935)	(2,910)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	3,337	8,078
Swap Agreements	8,401	7,519
Net change in unrealized appreciation (depreciation)	11,738	15,597
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,803	12,687
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,959	$13,557

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (continued)
	WEBs Consumer Staples XLP Defined Volatility ETF	WEBs Health Care XLV Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
INVESTMENT INCOME
Interest Income	$1,241	$1,231
Dividend Income	834	594
Total Investment Income	2,075	1,825

EXPENSES
Advisory fees	565	608
Total Expenses	565	608
NET INVESTMENT INCOME (LOSS)	1,510	1,217

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap Agreements	(3,593)	(2,212)
Redemptions In-Kind	—	—
Net realized gain (loss)	(3,593)	(2,212)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	(8,234)	10,195
Swap Agreements	(21,148)	13,225
Net change in unrealized appreciation (depreciation)	(29,382)	23,420
NET REALIZED AND UNREALIZED GAIN (LOSS)	(32,975)	21,208
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,465)	$22,425

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (continued)
	WEBs Financial XLF Defined Volatility ETF	WEBs Technology XLK Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
INVESTMENT INCOME
Interest Income	$1,239	$1,290
Dividend Income	423	171
Total Investment Income	1,662	1,461

EXPENSES
Advisory fees	591	648
Total Expenses	591	648
NET INVESTMENT INCOME (LOSS)	1,071	813

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap Agreements	(3,932)	11,829
Redemptions In-Kind	—	—
Net realized gain (loss)	(3,932)	11,829
Net change in unrealized appreciation (depreciation) on:
Investments in securities	(736)	19,972
Swap Agreements	(3,580)	34,465
Net change in unrealized appreciation (depreciation)	(4,316)	54,437
NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,248)	66,266
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,177)	$67,079

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (continued)
	WEBs Communication Services XLC Defined Volatility ETF	WEBs Utilities XLU Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
INVESTMENT INCOME
Interest Income	$1,224	$1,241
Dividend Income	481	845
Total Investment Income	1,705	2,086

EXPENSES
Advisory fees	641	610
Total Expenses	641	610
NET INVESTMENT INCOME (LOSS)	1,064	1,476

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap Agreements	(4,117)	74
Redemptions In-Kind	—	—
Net realized gain (loss)	(4,117)	74
Net change in unrealized appreciation (depreciation) on:
Investments in securities	8,069	6,030
Swap Agreements	22,523	13,323
Net change in unrealized appreciation (depreciation)	30,592	19,353
NET REALIZED AND UNREALIZED GAIN (LOSS)	26,475	19,427
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,539	$20,903

** The Fund commenced operations on July 23, 2025.
The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Operations (continued)
WEBs Real Estate XLRE Defined Volatility ETF
For the Period Ended October 31, 2025**
INVESTMENT INCOME
Interest Income	$1,197
Dividend Income	942
Total Investment Income	2,139

EXPENSES
Advisory fees	563
Total Expenses	563
NET INVESTMENT INCOME (LOSS)	1,576

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Swap Agreements	(13,114)
Redemptions In-Kind	—
Net realized gain (loss)	(13,114)
Net change in unrealized appreciation (depreciation) on:
Investments in securities	(5,440)
Swap Agreements	(5,476)
Net change in unrealized appreciation (depreciation)	(10,916)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(24,030)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,454)

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets
	WEBs SPY Defined Volatility ETF	WEBs QQQ Defined Volatility ETF
	For the Period Ended October 31, 2025*	For the Period Ended October 31, 2025*
OPERATIONS
Net investment income (loss)	$35,871	$30,623
Net realized gain (loss)	(173,812)	(135,078)
Net change in unrealized appreciation (depreciation)	243,810	348,318
Net increase (decrease) in net assets resulting from operations	105,869	243,863

CAPITAL TRANSACTIONS
Proceeds from Shares issued	3,460,345	5,002,976
Cost of Shares redeemed	(813,424)	(1,233,416)
Net increase (decrease) in net assets from capital transactions	2,646,921	3,769,560

Total increase (decrease) in net assets	2,752,790	4,013,423

NET ASSETS
Beginning of Period	—	—
End of Period	$2,752,790	$4,013,423

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	—	—
Shares issued	140,000	200,000
Shares redeemed	(40,000)	(60,000)
Net increase (decrease) in Shares Outstanding	100,000	140,000
Shares Outstanding, End of Period	100,000	140,000

* The Fund commenced operations on December 17, 2024.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Energy XLE Defined Volatility ETF	WEBs Materials XLB Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,737	$1,265
Net realized gain (loss)	(1,830)	(3,555)
Net change in unrealized appreciation (depreciation)	11,472	(33,001)
Net increase (decrease) in net assets resulting from operations	11,379	(35,291)

CAPITAL TRANSACTIONS
Proceeds from Shares issued	249,875	250,362
Net increase (decrease) in net assets from capital transactions	249,875	250,362

Total increase (decrease) in net assets	261,254	215,071

NET ASSETS
Beginning of Period	—	—
End of Period	$261,254	$215,071

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	—	—
Shares issued	10,000	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	10,000	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Industrials XLI Defined Volatility ETF	WEBs Consumer Discretionary XLY Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,156	$870
Net realized gain (loss)	(3,935)	(2,910)
Net change in unrealized appreciation (depreciation)	11,738	15,597
Net increase (decrease) in net assets resulting from operations	8,959	13,557

CAPITAL TRANSACTIONS
Proceeds from Shares issued	249,921	249,916
Net increase (decrease) in net assets from capital transactions	249,921	249,916

Total increase (decrease) in net assets	258,880	263,473

NET ASSETS
Beginning of Period	—	—
End of Period	$258,880	$263,473

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	—	—
Shares issued	10,000	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	10,000	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Consumer Staples XLP Defined Volatility ETF	WEBs Health Care XLV Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,510	$1,217
Net realized gain (loss)	(3,593)	(2,212)
Net change in unrealized appreciation (depreciation)	(29,382)	23,420
Net increase (decrease) in net assets resulting from operations	(31,465)	22,425

CAPITAL TRANSACTIONS
Proceeds from Shares issued	250,509	249,877
Net increase (decrease) in net assets from capital transactions	250,509	249,877

Total increase (decrease) in net assets	219,044	272,302

NET ASSETS
Beginning of Period	—	—
End of Period	$219,044	$272,302

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	—	—
Shares issued	10,000	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	10,000	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Financial XLF Defined Volatility ETF	WEBs Technology XLK Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,071	$813
Net realized gain (loss)	(3,932)	11,829
Net change in unrealized appreciation (depreciation)	(4,316)	54,437
Net increase (decrease) in net assets resulting from operations	(7,177)	67,079

CAPITAL TRANSACTIONS
Proceeds from Shares issued	249,964	249,832
Net increase (decrease) in net assets from capital transactions	249,964	249,832

Total increase (decrease) in net assets	242,787	316,911

NET ASSETS
Beginning of Period	—	—
End of Period	$242,787	$316,911

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	—	—
Shares issued	10,000	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	10,000	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
	WEBs Communication Services XLC Defined Volatility ETF	WEBs Utilities XLU Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,064	$1,476
Net realized gain (loss)	(4,117)	74
Net change in unrealized appreciation (depreciation)	30,592	19,353
Net increase (decrease) in net assets resulting from operations	27,539	20,903

CAPITAL TRANSACTIONS
Proceeds from Shares issued	249,796	250,671
Net increase (decrease) in net assets from capital transactions	249,796	250,671

Total increase (decrease) in net assets	277,335	271,574

NET ASSETS
Beginning of Period	—	—
End of Period	$277,335	$271,574

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	—	—
Shares issued	10,000	10,000
Shares redeemed	—	—
Net increase (decrease) in Shares Outstanding	10,000	10,000
Shares Outstanding, End of Period	10,000	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Statements of Changes in Net Assets (continued)
WEBs Real Estate XLRE Defined Volatility ETF
For the Period Ended October 31, 2025**
OPERATIONS
Net investment income (loss)	$1,576
Net realized gain (loss)	(13,114)
Net change in unrealized appreciation (depreciation)	(10,916)
Net increase (decrease) in net assets resulting from operations	(22,454)

CAPITAL TRANSACTIONS
Proceeds from Shares issued	250,296
Net increase (decrease) in net assets from capital transactions	250,296

Total increase (decrease) in net assets	227,842

NET ASSETS
Beginning of Period	—
End of Period	$227,842

CHANGES IN SHARES OUTSTANDING
Shares outstanding, Beginning of Period	—
Shares issued	10,000
Shares redeemed	—
Net increase (decrease) in Shares Outstanding	10,000
Shares Outstanding, End of Period	10,000

** The Fund commenced operations on July 23, 2025.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights

For a share outstanding throughout the period presented.

	WEBs SPY Defined Volatility ETF	WEBs QQQ Defined Volatility ETF
	For the Period Ended October 31, 2025	For the Period Ended October 31, 2025*
NET ASSET VALUE, Beginning of Period	$25.06	$25.17
Income (loss) from operations:
Net investment income (loss)(1)	0.41	0.33
Net realized and unrealized gain (loss)	2.06	3.17
Total income (loss) from operations	2.47	3.50

NET ASSET VALUE, End of Period	$27.53	$28.67
MARKET PRICE, End of Period	$27.59	$28.67

NET ASSET VALUE, Total Return(2)	9.85%	13.88%
MARKET PRICE, Total Return(3)	10.76%	14.42%

Net assets, End of Period (thousands)	$2,753	$4,013

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	1.99%	1.59%
Portfolio turnover(7)	28.46%	23.48%
*	Commencement of investment operations on December 17, 2024.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the Period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Energy XLE Defined Volatility ETF	WEBs Materials XLB Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$24.98	$25.03
Income (loss) from operations:
Net investment income (loss)(1)	0.17	0.13
Net realized and unrealized gain (loss)	0.98	(3.65)
Total income (loss) from operations	1.15	(3.52)

NET ASSET VALUE, End of Period	$26.13	$21.51
MARKET PRICE, End of Period	$26.15	$21.52

NET ASSET VALUE, Total Return(2)	4.60%	(14.06)%
MARKET PRICE, Total Return(3)	2.23%	(14.58)%

Net assets, End of Period (thousands)	$261	$215

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	2.40%	1.92%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the Period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Industrials XLI Defined Volatility ETF	WEBs Consumer Discretionary XLY Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$24.98	$24.98
Income (loss) from operations:
Net investment income (loss)(1)	0.12	0.09
Net realized and unrealized gain (loss)	0.79	1.28
Total income (loss) from operations	0.91	1.37

NET ASSET VALUE, End of Period	$25.89	$26.35
MARKET PRICE, End of Period	$25.92	$26.37

NET ASSET VALUE, Total Return(2)	3.63%	5.47%
MARKET PRICE, Total Return(3)	0.20%	4.71%

Net assets, End of Period (thousands)	$259	$263

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	1.65%	1.23%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the Period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Consumer Staples XLP Defined Volatility ETF	WEBs Health Care XLV Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$25.04	$24.98
Income (loss) from operations:
Net investment income (loss)(1)	0.15	0.12
Net realized and unrealized gain (loss)	(3.29)	2.13
Total income (loss) from operations	(3.14)	2.25

NET ASSET VALUE, End of Period	$21.90	$27.23
MARKET PRICE, End of Period	$21.93	$27.27

NET ASSET VALUE, Total Return(2)	(12.53)%	9.02%
MARKET PRICE, Total Return(3)	(12.43)%	6.25%

Net assets, End of Period (thousands)	$219	$272

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	2.27%	1.70%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the Period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Financial XLF Defined Volatility ETF	WEBs Technology XLK Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$24.99	$24.97
Income (loss) from operations:
Net investment income (loss)(1)	0.11	0.08
Net realized and unrealized gain (loss)	(0.82)	6.64
Total income (loss) from operations	(0.71)	6.72

NET ASSET VALUE, End of Period	$24.28	$31.69
MARKET PRICE, End of Period	$24.30	$31.72

NET ASSET VALUE, Total Return(2)	(2.83)%	26.90%
MARKET PRICE, Total Return(3)	(4.10)%	25.70%

Net assets, End of Period (thousands)	$243	$317

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	1.54%	1.07%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the Period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

	WEBs Communication Services XLC Defined Volatility ETF	WEBs Utilities XLU Defined Volatility ETF
	For the Period Ended October 31, 2025**	For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$24.97	$25.06
Income (loss) from operations:
Net investment income (loss)(1)	0.11	0.15
Net realized and unrealized gain (loss)	2.65	1.95
Total income (loss) from operations	2.76	2.10

NET ASSET VALUE, End of Period	$27.73	$27.16
MARKET PRICE, End of Period	$27.76	$27.20

NET ASSET VALUE, Total Return(2)	11.07%	8.38%
MARKET PRICE, Total Return(3)	10.00%	10.21%

Net assets, End of Period (thousands)	$277	$272

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%	0.85%
Net Investment Income (Loss)(4)(5)(6)	1.41%	2.06%
Portfolio turnover(7)	0%	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the Period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Financial Highlights (continued)

For a share outstanding throughout the period presented.

WEBs Real Estate XLRE Defined Volatility ETF
For the Period Ended October 31, 2025**
NET ASSET VALUE, Beginning of Period	$25.02
Income (loss) from operations:
Net investment income (loss)(1)	0.16
Net realized and unrealized gain (loss)	(2.40)
Total income (loss) from operations	(2.24)

NET ASSET VALUE, End of Period	$22.78
MARKET PRICE, End of Period	$22.81

NET ASSET VALUE, Total Return(2)	(8.93)%
MARKET PRICE, Total Return(3)	(9.29)%

Net assets, End of Period (thousands)	$228

Ratios of Average Net Assets
Net Expenses(4)(5)	0.85%
Net Investment Income (Loss)(4)(5)(6)	2.38%
Portfolio turnover(7)	0%
**	Commencement of investment operations on July 23, 2025.
(1)	Based on average daily shares outstanding.
(2)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the Period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.

(3)

Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)	Annualized.
(5)	Excludes expenses of the underlying funds.
(6)	Net investment income (loss) represents income earned by the Funds from their underlying investments less expenses incurred by the Funds during the period.
(7)

Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions, short term investments and derivative instruments.

The accompanying notes are an integral part of the financial statements.

WEBs ETF Trust Notes to Financial Statements October 31, 2025

NOTE 1 — ORGANIZATION

WEBs ETF Trust (formerly, Syntax ETF Trust) (the “Trust”) is a Delaware statutory trust organized on June 27, 2013 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple series, of which the following thirteen series are covered in this report (each a “Fund” and collectively, the “Funds”): WEBs SPY Defined Volatility ETF (formerly known as WEBs Defined Volatility SPY ETF), WEBs QQQ Defined Volatility ETF (formerly known as WEBs Defined Volatility QQQ ETF), WEBs Energy XLE Defined Volatility ETF (formerly known as WEBs Defined Volatility  XLE ETF), WEBs Materials XLB Defined Volatility ETF (formerly known as WEBs Defined Volatility XLB ETF), WEBs Industrials XLI Defined Volatility ETF (formerly known as WEBs Defined Volatility XLI ETF), WEBs Consumer Discretionary XLY Defined Volatility ETF (formerly known as WEBs Defined Volatility XLY ETF), WEBs Consumer Staples XLP Defined Volatility ETF (formerly known as WEBs Defined Volatility XLP ETF), WEBs Health Care XLV Defined Volatility ETF (formerly known as WEBs Defined Volatility XLV ETF), WEBs Financial XLF Defined Volatility ETF (formerly known as WEBs Defined Volatility XLF ETF), WEBs Technology XLK Defined Volatility ETF (formerly known as WEBs Defined Volatility XLK ETF), WEBs Communication Services XLC Defined Volatility ETF (formerly known as WEBs Defined Volatility XLC ETF), WEBs Utilities XLU Defined Volatility ETF (formerly known as WEBs Defined Volatility XLU ETF) and WEBs Real Estate XLRE Defined Volatility ETF (formerly known as WEBs Defined Volatility XLRE ETF). Each investment series operates as an exchange-traded fund (“ETF”). Shares of the Funds (“Shares”) are listed on Nasdaq, Inc. The Funds are classified as “non-diversified” under the 1940 Act.

Each Fund is managed by WEBs Investments Inc. (the “Adviser”), who serves as the investment adviser to the Funds. Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. The Adviser and Vident are referred collectively as the “Advisers”. The investment objective of the Funds is to provide investment results that, before fees and expenses, correspond to the performance of their respective index (each, an “Index”). The following table details the Index and commencement of operations of each Fund.

Fund Name	Index	Commencement of operations
WEBs SPY Defined Volatility ETF	Syntax Defined Volatility US Large Cap 500 Index	December 17, 2024
WEBs QQQ Defined Volatility ETF	Syntax Defined Volatility Triple Q’s Index	December 17, 2024
WEBs Energy XLE Defined Volatility ETF	Syntax Defined Volatility XLE Index	July 23, 2025
WEBs Materials XLB Defined Volatility ETF	Syntax Defined Volatility XLB Index	July 23, 2025
WEBs Industrials XLI Defined Volatility ETF	Syntax Defined Volatility XLI Index	July 23, 2025
WEBs Consumer Discretionary XLY Defined Volatility ETF	Syntax Defined Volatility XLY Index	July 23, 2025
WEBs Consumer Staples XLP Defined Volatility ETF	Syntax Defined Volatility XLP Index	July 23, 2025
WEBs Health Care XLV Defined Volatility ETF	Syntax Defined Volatility XLV Index	July 23, 2025
WEBs Financial XLF Defined Volatility ETF	Syntax Defined Volatility XLF Index	July 23, 2025
WEBs Technology XLK Defined Volatility ETF	Syntax Defined Volatility XLK Index	July 23, 2025
WEBs Communication Services XLC Defined Volatility ETF	Syntax Defined Volatility XLC Index	July 23, 2025
WEBs Utilities XLU Defined Volatility ETF	Syntax Defined Volatility XLU Index	July 23, 2025
WEBs Real Estate XLRE Defined Volatility ETF	Syntax Defined Volatility XLRE Index	July 23, 2025

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’), which require the use of estimates and assumptions to be made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

a. Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the FASB Accounting Standards Codification (‘‘ASC’’). Each Fund is an investment company and follows the accounting and reporting guidance in FASB ASC Topic 946 ‘‘Financial Services — Investment Companies.’’

b. Investment Valuation

Net asset value (“NAV”) per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees are accrued daily and taken into account for purposes of determining NAV. The Funds’ NAVs are calculated by the Administrator and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open.

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Trust’s Board of Trustees (“Board”) designated the Adviser as the valuation designee (“Valuation Designee”) responsible for the fair valuation function and performing fair value determinations as needed. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board, and overseeing pricing services utilized in valuing the Trust’s security holdings, among other responsibilities outlined in rule 2a-5 of the 1940 Act. When the Valuation Designee determines that the price of a security is not readily available or deemed unreliable, it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Exchange-traded funds listed on an exchange or on the Nasdaq National Market System are valued at the last quoted sale price or the official closing price of the day. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 in the fair value hierarchy. If no sales occurred during the day, investments are valued at the mean between closing bid and asked prices and categorized as Level 2.

Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. The Funds place excess cash balances into overnight time deposits with one

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value, and characterized as Level 2.

Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities

•        Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 — significant unobservable inputs (including assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of October 31, 2025:

WEBs SPY Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$1,265,904	$—	$—	$1,265,904
Short-Term Investments
Time Deposits	—	1,398,895	—	1,398,895
Total Investments	$1,265,904	$1,398,895	$—	$2,664,799
Other Financial Instruments
Assets
Total Return Swaps	—	89,611	—	89,611
WEBs QQQ Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$1,858,902	$—	$—	$1,858,902
Short-Term Investments
Time Deposits	—	2,003,219	—	2,003,219
Total Investments	$1,858,902	$2,003,219	$—	$3,862,121
Other Financial Instruments
Assets
Total Return Swaps	—	153,694	—	153,694

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)
WEBs Energy XLE Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$129,198	$—	$—	$129,198
Short-Term Investments
Time Deposits	—	124,672	—	124,672
Total Investments	$129,198	$124,672	$—	$253,870
Other Financial Instruments
Assets
Total Return Swaps	—	7,572	—	7,572
WEBs Materials XLB Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$117,453	$—	$—	$117,453
Short-Term Investments
Time Deposits	—	122,203	—	122,203
Total Investments	$117,453	$122,203	$—	$239,656
Other Financial Instruments
Liabilities
Total Return Swaps	—	(24,418)	—	(24,418)
WEBs Industrials XLI Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$128,080	$—	$—	$128,080
Short-Term Investments
Time Deposits	—	122,584	—	122,584
Total Investments	$128,080	$122,584	$—	$250,664
Other Financial Instruments
Assets
Total Return Swaps	—	8,401	—	8,401
WEBs Consumer Discretionary XLY Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$134,122	$—	$—	$134,122
Short-Term Investments
Time Deposits	—	122,020	—	122,020
Total Investments	$134,122	$122,020	$—	$256,142
Other Financial Instruments
Assets
Total Return Swaps	—	7,519	—	7,519

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)
WEBs Consumer Staples XLP Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$117,624	$—	$—	$117,624
Short-Term Investments
Time Deposits	—	122,735	—	122,735
Total Investments	$117,624	$122,735	$—	$240,359
Other Financial Instruments
Liabilities
Total Return Swaps	—	(21,148)	—	(21,148)
WEBs Health Care XLV Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$137,182	$—	$—	$137,182
Short-Term Investments
Time Deposits	—	122,092	—	122,092
Total Investments	$137,182	$122,092	$—	$259,274
Other Financial Instruments
Assets
Total Return Swaps	—	13,225	—	13,225
WEBs Financial XLF Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$124,379	$—	$—	$124,379
Short-Term Investments
Time Deposits	—	122,168	—	122,168
Total Investments	$124,379	$122,168	$—	$246,547
Other Financial Instruments
Liabilities
Total Return Swaps	—	(3,580)	—	(3,580)
WEBs Technology XLK Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$143,425	$—	$—	$143,425
Short-Term Investments
Time Deposits	—	139,239	—	139,239
Total Investments	$143,425	$139,239	$—	$282,664
Other Financial Instruments
Assets
Total Return Swaps	—	34,465	—	34,465

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)
WEBs Communication Services XLC Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$133,295	$—	$—	$133,295
Short-Term Investments
Time Deposits	—	121,721	—	121,721
Total Investments	$133,295	$121,721	$—	$255,016
Other Financial Instruments
Assets
Total Return Swaps	—	22,523	—	22,523
WEBs Utilities XLU Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$132,670	$—	$—	$132,670
Short-Term Investments
Time Deposits	—	125,783	—	125,783
Total Investments	$132,670	$125,783	$—	$258,453
Other Financial Instruments
Assets
Total Return Swaps	—	13,323	—	13,323
WEBs Real Estate XLRE Defined Volatility ETF
	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Funds	$121,596	$—	$—	$121,596
Short-Term Investments
Time Deposits	—	111,895	—	111,895
Total Investments	$121,596	$111,895	$—	$233,491
Other Financial Instruments
Liabilities
Total Return Swaps	—	(5,476)	—	(5,476)

The Funds did not hold any investments during the current period ended October 31, 2025, with significant unobservable inputs categorized as Level 3.

c. Derivatives

SWAP AGREEMENTS

The Funds invest in swap agreements that reference their respective underlying ETF (the “Underlying ETF”), by investing, under normal market conditions, at least 80% of their net assets (including borrowings for investment purposes) in financial instruments that achieve the investment results of the respective Index. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Funds expect to enter into one or more over-the-counter (“OTC”) swap agreements with major global financial institutions for a specified period ranging from a day to more than one year to provide exposure to the investment performance of the Index. The terms of the Funds’ OTC

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Funds’ obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Certain agreements are structured so that the finance fee is paid at regular intervals, while asset income and any capital appreciation or depreciation are settled at maturity. Alternatively, all three components may be paid periodically upon a change in the notional value of the contract, with a final settlement at maturity. The payment frequency of open swap agreements as of period-end is disclosed in the Schedule of Investments.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments are recorded as realized gains or losses, respectively. Gains and losses are realized upon reset and/or termination of a swap contract or when receipts or payments are exchanged.

TOTAL RETURN SWAPS

The Funds enter into total return swaps to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as OBFR (Overnight Bank Funding Rate) +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Funds are recorded as realized gain or loss from swap agreements on the Statements of Operations.

d. Summary of Derivatives Information

The following tables present the value of derivatives held as of October 31, 2025, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

		Asset Derivatives		Liability Derivatives
Fund name	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation	Statements of Assets and Liabilities	Unrealized Depreciation
WEBs SPY Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$89,611	Unrealized depreciation on swap agreements	$—
	Total		$89,611		$—
WEBs QQQ Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$153,694	Unrealized depreciation on swap agreements	$—
	Total		$153,694		$—
WEBs Energy XLE Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$7,572	Unrealized depreciation on swap agreements	$—
	Total		$7,572		$—
WEBs Materials XLB Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$24,418
	Total		$—		$24,418

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)
		Asset Derivatives		Liability Derivatives
Fund name	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation	Statements of Assets and Liabilities	Unrealized Depreciation
WEBs Industrials XLI Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$8,401	Unrealized depreciation on swap agreements	$—
	Total		$8,401		$—
WEBs Consumer Discretionary XLY Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$7,519	Unrealized depreciation on swap agreements	$—
	Total		$7,519		$—
WEBs Consumer Staples XLP Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$21,148
	Total		$—		$21,148
WEBs Health Care XLV Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$13,225	Unrealized depreciation on swap agreements	$—
	Total		$13,225		$—
WEBs Financial XLF Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$3,580
	Total		$—		$3,580
WEBs Technology XLK Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$34,465	Unrealized depreciation on swap agreements	$—
	Total		$34,465		$—
WEBs Communication Services XLC Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$22,523	Unrealized depreciation on swap agreements	$—
	Total		$22,523		$—
WEBs Utilities XLU Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$13,323	Unrealized depreciation on swap agreements	$—
	Total		$13,323		$—
WEBs Real Estate XLRE Defined Volatility ETF	Equity Contacts	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$5,476
	Total		$—		$5,476

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

The following tables present the effect of derivatives in the Statements of Operations for the period ended October 31, 2025, by primary underlying risk exposure:

Fund name	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
WEBs SPY Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(84,917)	$89,611
	Total		$(84,917)	$89,611
WEBs QQQ Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(69,486)	$153,694
	Total		$(69,486)	$153,694
WEBs Energy XLE Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(1,830)	$7,572
	Total		$(1,830)	$7,572
WEBs Materials XLB Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(3,555)	$(24,418)
	Total		$(3,555)	$(24,418)
WEBs Industrials XLI Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(3,935)	$8,401
	Total		$(3,935)	$8,401
WEBs Consumer Discretionary XLY Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(2,910)	$7,519
	Total		$(2,910)	$7,519

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)
Fund name	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
WEBs Consumer Staples XLP Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(3,593)	$(21,148)
	Total		$(3,593)	$(21,148)
WEBs Health Care XLV Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(2,212)	$13,225
	Total		$(2,212)	$13,225
WEBs Financial XLF Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(3,932)	$(3,580)
	Total		$(3,932)	$(3,580)
WEBs Technology XLK Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$11,829	$34,465
	Total		$11,829	$34,465
WEBs Communication Services XLC Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(4,117)	$22,523
	Total		$(4,117)	$22,523
WEBs Utilities XLU Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$74	$13,323
	Total		$74	$13,323
WEBs Real Estate XLRE Defined Volatility ETF	Equity Contacts	Net realized gain (loss) on swap agreements; Net change in unrealized appreciation (depreciation) on swap agreements	$(13,114)	$(5,476)
	Total		$(13,114)	$(5,476)

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

The table below disclose the monthly average notional contract amount of the Funds’ derivatives contracts traded during the period ended October 31, 2025 (for the months when Funds invested in the instrument):

Fund Name	Average notional amount
WEBs SPY Defined Volatility ETF
Swap Agreements(1)	$2,038,330
WEBs QQQ Defined Volatility ETF
Swap Agreements(1)	1,737,389
WEBs Energy XLE Defined Volatility ETF
Swap Agreements(2)	321,318
WEBs Materials XLB Defined Volatility ETF
Swap Agreements(2)	332,045
WEBs Industrials XLI Defined Volatility ETF
Swap Agreements(2)	354,155
WEBs Consumer Discretionary XLY Defined Volatility ETF
Swap Agreements(2)	250,446
WEBs Consumer Staples XLP Defined Volatility ETF
Swap Agreements(2)	305,563
WEBs Health Care XLV Defined Volatility ETF
Swap Agreements(2)	227,649
WEBs Financial XLF Defined Volatility ETF
Swap Agreements(2)	354,177
WEBs Technology XLK Defined Volatility ETF
Swap Agreements(2)	339,940
WEBs Communication Services XLC Defined Volatility ETF
Swap Agreements(2)	391,094
WEBs Utilities XLU Defined Volatility ETF
Swap Agreements(2)	371,639
WEBs Real Estate XLRE Defined Volatility ETF
Swap Agreements(2)	296,131

(1) Positions were open for eleven months during the reporting period.

(2) Positions were open for four months during the reporting period.

The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “MA”) with their OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Funds’ net liability, held by the defaulting party, may be delayed or denied. The Funds’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Funds decline below specific levels (“net asset contingent features”). If these levels are triggered, the Funds’ OTC counterparty has the right to terminate such transaction and require the Funds to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

arrangements by the OTC counterparty tables below for additional details. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Funds’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Funds as of October 31, 2025.

WEBs SPY Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Clear Street LLC	$89,611	$—	$89,611	$—	$89,611
Total	$89,611	$—	$89,611	$—	$89,611

WEBs QQQ Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Clear Street LLC	$153,694	$—	$153,694	$—	$153,694
Total	$153,694	$—	$153,694	$—	$153,694

WEBs Energy XLE Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Wells Fargo	$7,572	$—	$7,572	$—	$7,572
Total	$7,572	$—	$7,572	$—	$7,572

WEBs Materials XLB Defined Volatility ETF

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Pledged*	Net Amount of Derivatives Liabilities
Clear Street LLC	$24,418	$—	$24,418	$(24,418)	$—
Total	$24,418	$—	$24,418	$(24,418)	$—

WEBs Industrials XLI Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Cantor Fitzgerald	$8,401	$—	$8,401	$—	$8,401
Total	$8,401	$—	$8,401	$—	$8,401

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

WEBs Consumer Discretionary XLY Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Clear Street LLC	$7,519	$—	$7,519	$—	$7,519
Total	$7,519	$—	$7,519	$—	$7,519

WEBs Consumer Staples XLP Defined Volatility ETF

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Pledged*	Net Amount of Derivatives Liabilities
Cantor Fitzgerald	$21,148	$—	$21,148	$(21,148)	$—
Total	$21,148	$—	$21,148	$(21,148)	$—

WEBs Health Care XLV Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Clear Street LLC	$13,225	$—	$13,225	$—	$13,225
Total	$13,225	$—	$13,225	$—	$13,225

WEBs Financial XLF Defined Volatility ETF

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Pledged*	Net Amount of Derivatives Liabilities
Cantor Fitzgerald	$3,580	$—	$3,580	$(3,580)	$—
Total	$3,580	$—	$3,580	$(3,580)	$—

WEBs Technology XLK Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Wells Fargo	$34,465	$—	$34,465	$—	$34,465
Total	$34,465	$—	$34,465	$—	$34,465

WEBs Communication Services XLC Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Cantor Fitzgerald	$22,523	$—	$22,523	$—	$22,523
Total	$22,523	$—	$22,523	$—	$22,523

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

WEBs Utilities XLU Defined Volatility ETF

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Received*	Net Amount of Derivatives Assets
Wells Fargo	$13,323	$—	$13,323	$—	$13,323
Total	$13,323	$—	$13,323	$—	$13,323

WEBs Real Estate XLRE Defined Volatility ETF

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Net Amount^	Collateral Pledged*	Net Amount of Derivatives Liabilities
Wells Fargo	$5,476	$—	$5,476	$—	$5,476
Total	$5,476	$—	$5,476	$—	$5,476
^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

e. Security Transactions and Net Investment Income

Security transactions are recorded on the trade date. Net realized gains and losses from sales of securities are determined using the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts using the constant yield method. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.

f. Short-term Instruments

The Funds may invest in short-term instruments (with maturities of less than one year), including money market instruments, cash and cash equivalents, on an ongoing basis to achieve its investment objective, provide liquidity or for other reasons.

g. Dividend Distributions

The Funds expect to declare and distribute all its net investment income, if any, to shareholders as dividends annually. The Funds will distribute capital gains, if any, at least annually. Distributions to shareholders are determined in accordance with federal income tax regulations and recorded on the ex-dividend date.

h. Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i. Federal Income Taxes

It is the Funds’ intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required.

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

NOTE 3 — INVESTMENT ADVISORY AND OTHER AGREEMENTS

Adviser

WEBs Investments Inc. serves as the investment adviser to the Funds and, subject to the supervision of the Board, is responsible for the investment management of the Funds, executed through the selection of the sub-adviser(s) for portfolio management and other agreed upon activities. In addition, the Adviser continuously reviews, supervises and administers the Funds’ investment program. The Adviser has been a registered investment adviser since October 2024.

Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Management Agreement”), each Fund has agreed to pay an annual unitary management fee to the Adviser in an amount equal to 0.85% of its average daily net assets under which the investment adviser pays substantially all expenses of the Funds (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to each Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the trustees that are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Adviser maintains the right to make payment of other expenses in connection with the Independent Trustees and their counsel, provided, however, if the Adviser does not make these payments when due, such payments shall be payable by the Trust and allocated to the Funds.

Under the terms of the Westwood Management Company (“WMC”) Agreement with the Adviser, WMC, located at 200 Crescent Court, Suite 1200 Dallas, TX 75201, provides the Trust sales and distribution services, administers the Trust’s proxy voting services, and other support services related to liquidity monitoring and derivatives risk management. For sales and distribution services, the Adviser pays fees to Salient Capital, LP, an affiliate of WMC, which fees are reimbursed by WMC up to certain thresholds. Westwood Holdings Group, Inc. (“Westwood”), the parent company of WMC, has made a minority investment in WEBs Investments, Inc. and has a representation on the Adviser’s board of directors.

Sub-Adviser

Pursuant to an investment sub-advisory agreement between the Adviser, Vident and the Trust, on behalf of the Funds (the “Vident Agreement”), the Adviser has agreed to pay an annual sub-advisory fee to Vident based on the Funds’ average daily net assets. The Adviser is responsible for paying the entirety of Vident’s sub-advisory fee. The Funds do not directly pay Vident.

Vident serves as sub-adviser to the Funds and performs the day-to-day management of the Funds’ assets and places orders for the purchase and sale of securities for the Funds. Vident was established in 2016.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Co is the Administrator for the Funds, the Transfer Agent to the Funds and the Custodian for the Funds’ assets. As of October 31, 2025, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

Distributor and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) is the distributor of the Creation Units of the Funds. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Adviser Compliance Associates, LLC doing business as ACA Group (“ACA”) provides the Trust with a Chief Compliance Officer and Principal Financial Officer. As of October 31, 2025, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd serves as the independent registered public accounting firm for the Trust. As of October 31, 2025, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Legal Counsel

Chapman and Cutler LLP serves as legal counsel to the Trust. As of October 31, 2025, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Board of Trustees

The Board of Trustees is responsible for overseeing the management and business affairs of the Funds. The Board oversees the operations of the Funds by its officers. The Board also reviews management of each Fund’s assets by the investment adviser and sub-adviser. The Adviser maintains the right to make payment of other expenses in connection with the Independent Trustees and their counsel, provided, however, if the Adviser does not make these payments when due, such payments shall be payable by the Trust and allocated to the Funds.

NOTE 4 — INVESTMENT TRANSACTIONS

Investment transactions (excluding in-kind subscriptions and redemptions, derivatives and short-term investments) for the period ended October 31, 2025 were as follows:

Fund	Purchases	Sales
WEBs SPY Defined Volatility ETF	$418,409	$296,205
WEBs QQQ Defined Volatility ETF	892,542	261,879
WEBs Energy XLE Defined Volatility ETF	—	—
WEBs Materials XLB Defined Volatility ETF	—	—
WEBs Industrials XLI Defined Volatility ETF	—	—
WEBs Consumer Discretionary XLY Defined Volatility ETF	—	—
WEBs Consumer Staples XLP Defined Volatility ETF	—	—
WEBs Health Care XLV Defined Volatility ETF	—	—
WEBs Financial XLF Defined Volatility ETF	—	—
WEBs Technology XLK Defined Volatility ETF	—	—
WEBs Communication Services XLC Defined Volatility ETF	—	—
WEBs Utilities XLU Defined Volatility ETF	—	—
WEBs Real Estate XLRE Defined Volatility ETF	—	—

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

For the period ended October 31, 2025, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
WEBs SPY Defined Volatility ETF	$1,434,793	$356,397
WEBs QQQ Defined Volatility ETF	1,711,638	612,430
WEBs Energy XLE Defined Volatility ETF	125,299	—
WEBs Materials XLB Defined Volatility ETF	126,036	—
WEBs Industrials XLI Defined Volatility ETF	124,743	—
WEBs Consumer Discretionary XLY Defined Volatility ETF	126,043	—
WEBs Consumer Staples XLP Defined Volatility ETF	125,858	—
WEBs Health Care XLV Defined Volatility ETF	126,987	—
WEBs Financial XLF Defined Volatility ETF	125,115	—
WEBs Technology XLK Defined Volatility ETF	123,452	—
WEBs Communication Services XLC Defined Volatility ETF	125,225	—
WEBs Utilities XLU Defined Volatility ETF	126,639	—
WEBs Real Estate XLRE Defined Volatility ETF	127,036	—

NOTE 5 — ISSUANCE AND REDEMPTION OF FUND SHARES

Individual Funds Shares may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Additionally, a shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) when buying or selling Fund Shares on the secondary market (“bid-ask spread”). A Fund will only issue or redeem shares that have been aggregated into blocks of shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Fund’s distributor. A Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. A transaction fee of $250 is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. The Creation/Redemption Transaction Fee may be waived for a Fund when the Adviser believes that waiver of such fee is in the best interest of the Fund. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions.

NOTE 6 — FEDERAL INCOME TAXES

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by a Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2025, the Funds did not incur any interest or penalties.

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

There were no distributions paid by the Funds during the period ended October 31, 2025.

The Funds’ components of distributable earnings (accumulated losses) on a tax basis as of October 31, 2025 were as follows:

Fund	Undistributed Ordinary Income	Late Year Loss Deferrals	Capital Loss Carryforward	Net Unrealized Appreciation (Depreciation)
WEBs SPY Defined Volatility ETF	$—	$(21,398)	$(30,371)	$212,644
WEBs QQQ Defined Volatility ETF	—	(49,177)	(17,006)	335,066
WEBs Energy XLE Defined Volatility ETF	—	(1,673)	—	13,052
WEBs Materials XLB Defined Volatility ETF	—	(2,220)	(34)	(33,037)
WEBs Industrials XLI Defined Volatility ETF	—	(2,790)	—	11,749
WEBs Consumer Discretionary XLY Defined Volatility ETF	—	(2,767)	—	16,324
WEBs Consumer Staples XLP Defined Volatility ETF	—	(873)	(605)	(29,987)
WEBs Health Care XLV Defined Volatility ETF	—	(53)	(472)	22,950
WEBs Financial XLF Defined Volatility ETF	—	(3,186)	—	(3,991)
WEBs Technology XLK Defined Volatility ETF	9,387	—	—	57,692
WEBs Communication Services XLC Defined Volatility ETF	—	(3,292)	—	30,831
WEBs Utilities XLU Defined Volatility ETF	—	(1,638)	—	22,541
WEBs Real Estate XLRE Defined Volatility ETF	10,802	—	(11,170)	(22,086)

For the period ended October 31, 2025, due to permanent book-to-tax differences the Funds reclassified amounts primarily relating to swap income and redemption in-kind transactions.

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
WEBs SPY Defined Volatility ETF	$2,541,766	$154,199	$(31,166)	$123,033
WEBs QQQ Defined Volatility ETF	3,680,749	199,781	(18,409)	181,372
WEBs Energy XLE Defined Volatility ETF	248,390	5,480	—	5,480
WEBs Materials XLB Defined Volatility ETF	248,275	—	(8,619)	(8,619)
WEBs Industrials XLI Defined Volatility ETF	247,316	3,348	—	3,348
WEBs Consumer Discretionary XLY Defined Volatility ETF	247,337	8,805	—	8,805

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)
Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
WEBs Consumer Staples XLP Defined Volatility ETF	249,198	—	(8,839)	(8,839)
WEBs Health Care XLV Defined Volatility ETF	249,549	10,195	(470)	9,725
WEBs Financial XLF Defined Volatility ETF	246,958	325	(736)	(411)
WEBs Technology XLK Defined Volatility ETF	259,437	23,227	—	23,227
WEBs Communication Services XLC Defined Volatility ETF	246,708	8,308	—	8,308
WEBs Utilities XLU Defined Volatility ETF	249,235	9,218	—	9,218
WEBs Real Estate XLRE Defined Volatility ETF	250,101	—	(16,610)	(16,610)

The reason for the differences between book and tax basis unrealized appreciation/(depreciation) is due primarily to swap adjustments and wash sales.

The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. As of October 31, 2025, the Funds’ capital loss carryforwards were as follows:

	Capital Loss Carryforward
Fund	Short-Term	Long-Term
WEBs SPY Defined Volatility ETF	$(30,371)	$—
WEBs QQQ Defined Volatility ETF	(17,006)	—
WEBs Energy XLE Defined Volatility ETF	—	—
WEBs Materials XLB Defined Volatility ETF	(34)	—
WEBs Industrials XLI Defined Volatility ETF	—	—
WEBs Consumer Discretionary XLY Defined Volatility ETF	—	—
WEBs Consumer Staples XLP Defined Volatility ETF	(605)	—
WEBs Health Care XLV Defined Volatility ETF	(472)	—
WEBs Financial XLF Defined Volatility ETF	—	—
WEBs Technology XLK Defined Volatility ETF	—	—
WEBs Communication Services XLC Defined Volatility ETF	—	—
WEBs Utilities XLU Defined Volatility ETF	—	—
WEBs Real Estate XLRE Defined Volatility ETF	(11,170)	—

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)
As of October 31, 2025, the Funds elected to defer to the year ending October 31, 2026, late year ordinary losses in the amount of:

Fund	Late Year Ordinary Loss
WEBs SPY Defined Volatility ETF	$(21,398)
WEBs QQQ Defined Volatility ETF	(49,177)
WEBs Energy XLE Defined Volatility ETF	(1,673)
WEBs Materials XLB Defined Volatility ETF	(2,220)
WEBs Industrials XLI Defined Volatility ETF	(2,790)
WEBs Consumer Discretionary XLY Defined Volatility ETF	(2,767)
WEBs Consumer Staples XLP Defined Volatility ETF	(873)
WEBs Health Care XLV Defined Volatility ETF	(53)
WEBs Financial XLF Defined Volatility ETF	(3,186)
WEBs Technology XLK Defined Volatility ETF	—
WEBs Communication Services XLC Defined Volatility ETF	(3,292)
WEBs Utilities XLU Defined Volatility ETF	(1,638)
WEBs Real Estate XLRE Defined Volatility ETF	—

NOTE 7 — INDEMNIFICATION

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 — RISKS

As with all investments, there are certain risks of investing in the Funds. Fund Shares will change in value, and you could lose money by investing in the Funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. Additional principal risks are disclosed in each Fund’s respective prospectus. Please refer to the respective Fund’s prospectus for a complete description of the principal risks of investing in a Fund.

Cash Position Risk

A Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Funds may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause a Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Concentration Risk

Each Fund will concentrate in the securities of a particular industry or group of industries to the same extent as its Underlying ETF. To the extent a Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified. A significant exposure makes a Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Defined Volatility Strategy Risk

A Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Funds may reduce exposure to the respective Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Funds may increase exposure to their respective Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

Derivatives Risk

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Equity Securities Risk

The Funds’ exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

Market Risk

Overall securities market risks will affect the value of individual instruments in which the Funds invest, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Funds invest. The adverse impact of any one or more of these events on the market value of the Funds’ investments could be significant and cause losses. In stressed market conditions, the market for the Funds’ shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Funds and the underlying value of those shares.

Non-Diversification Risk

Each Fund is classified as “non-diversified” under the 1940 Act. As a result, the Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). A Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Swap Agreement Risk

Each Fund expects to use swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Funds’ swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, a Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Funds are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify a Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving their investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

The Funds will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Funds may incur through their derivative portfolio. To the extent a Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Underlying ETF Risk

Because the Funds seek exposure to their respective Underlying ETF, the Funds’ investment performance largely depends on the investment performance and associated risks of the Underlying ETF. Each Underlying ETF is subject to many of the same structural risks as the Funds. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, each Fund may be subject to the following risks as a result of its exposure to its respective Underlying ETF:

Equity Securities Risk

Each Underlying ETF invests in equity securities, and therefore each Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk (WEBs SPY Defined Volatility ETF and WEBs QQQ Defined Volatility ETF)

Each Underlying ETF invests significantly in information technology companies, which results in each Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Energy Sector Risk (WEBs Energy XLE Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that is more diversified. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures and to incur significant amounts of debt, in order to

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Materials Sector Risk (WEBs Materials XLB Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the materials sector, which means the Fund will be more affected by the performance of the materials sector than a fund that is more diversified. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Industrials Sector Risk (WEBs Industrials XLI Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Consumer Discretionary Sector Risk (WEBs Consumer Discretionary XLY Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the consumer discretionary sector, which means the Fund will be more affected by the performance of the consumer discretionary sector than a fund that is more diversified. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Consumer Staples Sector Risk (WEBs Consumer Staples XLP Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the consumer staples sector, which means the Fund will be more affected by the performance of the consumer staples sector than a fund that is more diversified. Consumer staples companies are subject to government regulation affecting their products

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Health Care Sector Risk (WEBs Health Care XLV Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the health care sector, which means the Fund will be more affected by the performance of the health care sector than a fund that is more diversified. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Financial Sector Risk (WEBs Financial XLF Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

Technology Sector Risk (WEBs Technology XLK Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the technology sector, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Communication Services Sector Risk (WEBs Communication Services XLC Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the communication services sector, which means the Fund will be more affected by the performance of the communication services sector than a fund that is more diversified. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Utilities Sector Risk (WEBs Utilities XLU Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that is more diversified. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Among the risks that may affect utility companies are the following: risks increase in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Real Estate Sector Risk (WEBs Real Estate XLRE Defined Volatility ETF)

The Underling ETF’s assets will be concentrated in the real estate sector, which means the Fund will be more affected by the performance of the real estate sector than a fund that is more diversified. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

REIT Risk (WEBs Real Estate XLRE Defined Volatility ETF)

REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable tax or regulatory treatment.

Large Capitalization Companies Risk

Each Underlying ETF invests in the securities of large capitalization companies, which results in each Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs ETF Trust Notes to Financial Statements October 31, 2025 (continued)

NOTE 9 — SEGMENT REPORTING

The Trust adopted Financial Accounting Standards Board’s (‘‘FASB’’) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entities’ chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

NOTE 10 — SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

WEBs ETF Trust Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
WEBs ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of WEBs ETF Trust comprising the funds listed below (the “Funds”) as of October 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
WEBs SPY Defined Volatility ETF (formerly known as WEBs Defined Volatility SPY ETF) WEBs QQQ Defined Volatility ETF (formerly known as WEBs Defined Volatility QQQ ETF)	For the period from December 17, 2024 (commencement of operations) through October 31, 2025

WEBs Energy XLE Defined Volatility ETF (formerly known as WEBs Defined Volatility XLE ETF)

WEBs Materials XLB Defined Volatility ETF (formerly known as WEBs Defined Volatility XLB ETF)

WEBs Industrials XLI Defined Volatility ETF (formerly known as WEBs Defined Volatility XLI ETF)

WEBs Consumer Discretionary XLY Defined Volatility ETF (formerly known as WEBs Defined Volatility XLY ETF)

WEBs Consumer Staples XLP Defined Volatility ETF (formerly known as WEBs Defined Volatility XLP ETF)

WEBs Health Care XLV Defined Volatility ETF (formerly known as WEBs Defined Volatility XLV ETF)

WEBs Financial XLF Defined Volatility ETF (formerly known as WEBs Defined Volatility XLF ETF)

WEBs Technology XLK Defined Volatility ETF (formerly known as WEBs Defined Volatility XLK ETF)

WEBs Communication Services XLC Defined Volatility ETF (formerly known as WEBs Defined Volatility XLC ETF)

WEBs Utilities XLU Defined Volatility ETF (formerly known as WEBs Defined Volatility XLU ETF)

WEBs Real Estate XLRE Defined Volatility ETF (formerly known as WEBs Defined Volatility XLRE ETF)

For the period from July 23, 2025 (commencement of operations) through October 31, 2025

WEBs ETF Trust Report of Independent Registered Public Accounting Firm (continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio
December 23, 2025

WEBs ETF Trust Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable period ended October 31, 2025:

Fund	Qualified Dividend Income for Individuals	Dividends Qualifying for the Dividends Received Deduction for Corporations	Foreign Taxes Paid	Foreign Source Income	Foreign Tax Paid Per Share	Foreign Source Income Per Share
WEBs SPY Defined Volatility ETF	$—	$—	$—	$—	$—	$—
WEBs QQQ Defined Volatility ETF	—	—	—	—	—	—
WEBs Energy XLE Defined Volatility ETF	—	—	—	—	—	—
WEBs Materials XLB Defined Volatility ETF	—	—	—	—	—	—
WEBs Industrials XLI Defined Volatility ETF	—	—	—	—	—	—
WEBs Consumer Discretionary XLY Defined Volatility ETF	—	—	—	—	—	—
WEBs Consumer Staples XLP Defined Volatility ETF	—	—	—	—	—	—
WEBs Health Care XLV Defined Volatility ETF	—	—	—	—	—	—
WEBs Financial XLF Defined Volatility ETF	—	—	—	—	—	—
WEBs Technology XLK Defined Volatility ETF	—	—	—	—	—	—
WEBs Communication Services XLC Defined Volatility ETF	—	—	—	—	—	—
WEBs Utilities XLU Defined Volatility ETF	—	—	—	—	—	—
WEBs Real Estate XLRE Defined Volatility ETF	—	—	—	—	—	—

WEBs ETF Trust Additional Information (unaudited) October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with the Funds’ accountants during the period ended October 31, 2025.

Proxy Disclosures

There were no matters submitted for vote by shareholders of any Fund during the period ended October 31, 2025.

Remuneration Paid to Directors, Officers, and Others

Pursuant to the Advisory Agreement, the Adviser is paid a unitary management fee which is designed to pay the Funds’ ordinary operating expenses, subject to certain exclusions. The Adviser maintains the right to make payment of other expenses in connection with the Independent Trustees and their counsel, provided, however, if the Adviser does not make these payments when due, such payments shall be payable by the Trust and allocated to the Funds. As such, the Adviser pays remuneration to the Independent Trustees on behalf of the Funds. No officer, director or employee of the Adviser, its affiliates or subsidiaries receives any compensation from the Trust for serving as an officer or trustee of the Trust. ACA provides the Trust with a Chief Compliance Officer and Principal Financial Officer. As of October 31, 2025, there were no fees incurred by the Funds for these services as the Adviser bore all such costs.

Board Considerations Regarding Approval of Investment Management Agreement and Sub-Advisory Agreement

At a meeting held on March 4, 2025, the Board of Trustees (the “Board” or the “Trustees”) of the WEBs ETF Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 Act, as amended (the “Independent Trustees”), considered, on behalf of WEBs Energy XLE Defined Volatility ETF (formerly, WEBs Defined Volatility XLE ETF), WEBs Materials XLB Defined Volatility ETF (formerly, WEBs Defined Volatility XLB ETF), WEBs Industrials XLI Defined Volatility ETF (formerly, WEBs Defined Volatility XLI ETF), WEBs Consumer Discretionary XLY Defined Volatility ETF (formerly, WEBs Defined Volatility XLY ETF), WEBs Consumer Staples XLP Defined Volatility ETF (formerly, WEBs Defined Volatility XLP ETF), WEBs Health Care XLV Defined Volatility ETF (formerly, WEBs Defined Volatility XLV ETF), WEBs Financial XLF Defined Volatility ETF (formerly, WEBs Defined Volatility XLF ETF), WEBs Technology XLK Defined Volatility ETF (formerly, WEBs Defined Volatility XLK ETF), WEBs Communication Services XLC Defined Volatility ETF (formerly, WEBs Defined Volatility XLC ETF), WEBs Utilities XLU Defined Volatility ETF (formerly, WEBs Defined Volatility XLU ETF) and WEBs Real Estate XLRE Defined Volatility ETF (formerly, WEBs Defined Volatility XLRE ETF). Each (each a “Fund” and together, the “Funds”), the approval of the Investment Management Agreement (the “Advisory Agreement”) between WEBs Investments Inc. (the “Adviser”) and the Trust, along with the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and Vident Asset Management, LLC (the “Sub-Adviser”).

In connection with its consideration regarding the initial approval of the Agreements for each Fund, the Board received and reviewed a substantial amount of information provided by the Adviser and Sub-Adviser in response to detailed requests from counsel for the Independent Trustees, on behalf of the Independent Trustees. The Board considered the information provided by the Adviser and the Sub-Adviser in response thereto and concluded that such information allowed them to evaluate the terms of the Agreements and each

WEBs ETF Trust Additional Information (unaudited) October 31, 2025 (continued)

Fund’s investment advisory fees. In the course of their consideration of the Agreements, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

In reviewing the Agreements, the Board considered, among other things, its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under applicable general principles of state law. In this regard, the Board reviewed with counsel the fiduciary duties owed by investment advisers to their clients, including funds, particularly with respect to advisory agreements and advisory agreement compensation. The Board considered the standards applied by courts when reviewing approvals of advisory agreements by investment company boards and the factors to be considered by boards in voting on such agreements.

With respect to the Agreements, the Board considered, among other matters, the following factors for each Fund to the extent applicable: (1) the nature, extent, and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser; (2) the fees and other expenses to be paid by the Fund and expense information for comparable funds; (3) the projected profitability to the Adviser and Sub-Adviser based upon their services to be provided to the Fund; (4) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect these economies of scale, if any, for the benefit of the Fund’s shareholders; and (5) other benefits anticipated to be derived and identified by the Adviser and Sub-Adviser from their relationship with the Fund. Each Trustee may have afforded different weight or importance to different factors.

The Board, including the Independent Trustees, determined that the terms of the Agreements for the Funds were fair in light of the nature, extent and quality of the services to be provided by the Adviser, Sub-Adviser and their affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. The Board did not identify any particular information that was most relevant to its consideration. Following such consideration, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement and Sub-Advisory Agreement on behalf of the Funds.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser under the Agreements. In this regard, among other matters, the Board considered that each Fund would employ an adviser/sub-adviser management structure and, in such structure the Adviser and Sub-Adviser would provide distinct and different services to the Fund. In particular, the Board considered that the Adviser would be responsible for the overall investment strategy and administration of each Fund and, in this context, reviewed the services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser. Similarly, the Board considered that the Sub-Adviser would be responsible for the day-to-day trading of each Fund’s portfolio and reviewed the services that the Sub-Adviser would provide to the Fund.

The Board considered that Adviser is a recently formed investment adviser with approximately $4.7 million in assets under management and a limited operating history. The Board noted, however, the overall financial strength and stability of the Adviser’s joint venture partner, Westwood Holdings Group (“Westwood”), as well as its substantial investment in the Adviser, its initial funding of the Adviser, and its material contractual funding commitments to the Adviser through 2027. In addition, the Board considered: the Adviser’s research, analysis and portfolio construction, which utilizes quantitative research; the Adviser’s efforts to attract qualified personnel and to develop its resources and systems; the administrative and compliance support provided to the Adviser by Westwood; the Adviser’s policies, procedures and systems to assure

WEBs ETF Trust Additional Information (unaudited) October 31, 2025 (continued)

compliance with applicable laws and regulations as well as its engagement of a qualified third-party compliance consultant; and the processes developed by the Adviser, in conjunction with Westwood and its consultant, to keep the Board informed about matters relevant to each Fund.

The Board noted that the Sub-Adviser is an institutional asset management firm with substantial experience sub-advising exchange-traded funds, including passively managed strategies that, like each Fund, seek to track an index. The Board considered background information on the key investment personnel at the Sub-Adviser who would be responsible for servicing each Fund, including their experience, qualifications, integrity and professional background. The Board also considered the compliance reports provided by the Trust’s Chief Compliance Officer about the Adviser and Sub-Adviser. Under the totality of the circumstances, the Board determined, in the exercise of its business judgment, that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to each Fund under the Agreements were fair and reasonable.

Performance. Because the Funds had yet to commence investment operations and did not yet have any assets, the Board did not consider the investment performance of the Funds. The Board observed, however, that each Fund would be a passively-managed exchange-traded fund, and that the Adviser and Sub-Adviser would have the responsibility to track each Fund’s target index to the best of their ability, recognizing that an index, unlike a Fund, does not have expenses. In this regard, the Board considered the Adviser’s and Sub-Adviser’s ability over the last calendar quarter to manage other series of the Trust tracking substantially similar indexes. The Board also considered the Adviser’s confidence in the investment strategy embodied in the indexes’ methodologies to deliver favorable performance over a complete market cycle.

Fees and Expenses. The Board considered the proposed unitary advisory fee rate payable by each Fund under the Advisory Agreement for the services to be provided by the Adviser and the Sub-Adviser. The Board also considered the fee rate to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board considered that the unitary fee rate to be paid by the Fund does not contain breakpoints but provides investors with stability and fee certainty during the entirety of the contractual period.

To evaluate the fairness of the proposed unitary advisory fee rate, the Trustees reviewed comparative fee and expense data. The Trustees noted that, based on such data, the fee rate proposed for each Fund was within the range of funds in its respective peer group. The Board considered how each Fund’s peer group was determined, including the methodology employed by the Adviser in establishing such peer groups. The Board also considered representations made by the Adviser regarding its rationale for the proposed unitary advisory fee rate, including competitive consideration. The Board further considered, with respect to the Adviser and Sub-Adviser, the type and complexity of the services provided, the cost of providing services, the risk assumed in the provision of services, the marketplace in which each Fund would compete, and the attractiveness of potential returns to prospective investors in the Fund. Based on these factors, the Trustees concluded that each Fund’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board considered whether economies of scale may be realized by each Fund as it grows larger and the extent to which any such economies are reflected in contractual fee rates. Noting that the Funds had yet to commence operations and did not yet have any assets, the Board concluded that economies of scale were not a material factor for the Board to consider in approving the Agreements.

Costs of Services and Profitability. The Board considered the estimated profits to be realized by the Adviser and Sub-Adviser in connection with the operation of each Fund and whether those estimated profits were fair entrepreneurial profits for the management of such Fund. With respect to the Sub-Adviser, the Board considered that the Sub-Adviser would be paid by the Adviser from each Fund’s unitary fee and that the sub-advisory fee rate was the product of an arm’s length negotiation. With respect to the Adviser, the Board

WEBs ETF Trust Additional Information (unaudited) October 31, 2025 (continued)

considered each Fund’s estimated operating expenses during the term of the Advisory Agreement, which would be paid by the Adviser under the unitary fee arrangement and would impact the profitability of each Fund to the Adviser. The Board noted the Adviser’s representation that it did not expect any Fund to be profitable to it during the term of the Advisory Agreement. Based on these and such other considerations as each Trustee believed to be reasonable in his or her business judgment, the Board concluded that the profits of the Adviser and Sub-Adviser with respect to the Funds, each individually, would not be excessive during the term of the Agreements.

Other Benefits Derived from the Relationship with each Fund. The Board considered whether the Adviser, Sub-Adviser or any of their affiliates would receive other benefits as a result of the proposed relationship with the Trust or the Funds. In this regard, the Board considered that the Adviser and Sub-Adviser were not affiliated with any of the Funds’ proposed service providers. The Board also considered that the Sub-Adviser would not obtain fall-out benefits in the form of soft dollars in connection with trading on behalf of the Funds. Under the circumstances, the Board concluded that neither the Adviser nor the Sub-Adviser would enjoy material fall-out benefits from its relationship with the Trust and Funds.

Conclusion. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Advisory Agreement and Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above and of such other information as deemed relevant, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Advisory Agreement and Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant. Accordingly, the Board approved the Agreements with respect to each Fund through March 31, 2027.

WEBs ETF Trust

Adviser

WEBs Investments Inc.
2497 Aspen Springs Drive
Park City, UT 84060

Sub-Adviser

Vident
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110

Distributor

Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, Illinois 60606

(b)     The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 10.     Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Information included in Item 7, if applicable.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 16.     Controls and Procedures.

(a)     The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.     Recovery of Erroneously Awarded Compensation.

(a)     Not applicable.

(b)     Not applicable.

Item 19.     Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling (844) 455-9327 and there were no amendments during the period covered by this report.
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 19(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WEBs ETF Trust
By:	(Signature and Title)
By:	/s/ Benjamin Fulton
Benjamin Fulton
	Title:	President (Principal Executive Officer)
	Date:	December 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)
By:	/s/ Benjamin Fulton
Benjamin Fulton
	Title:	President (Principal Executive Officer)
	Date:	December 31, 2025
By:	(Signature and Title)
By:	/s/ Clem Sell
Clem Sell
	Title:	Treasurer (Principal Financial Officer)
	Date:	December 31, 2025